UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	Fixed Income SHares: Series C

•	Fixed Income SHares: Series LD

•	Fixed Income SHares: Series M

•	Fixed Income SHares: Series R

•	Fixed Income SHares: Series TE

(b)	Not applicable to the Registrant.

 FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,706,066
# of Portfolio Holdings	685
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.7%
Corporate Bonds & Notes	48.8%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	5.9%
Sovereign Issues	4.9%
Preferred Securities	1.5%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(53.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2025

FISH2755TSRSAR_063025

 FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$72	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$53,540
# of Portfolio Holdings	373
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Corporate Bonds & Notes	33.8%
Asset-Backed Securities	26.4%
Non-Agency Mortgage-Backed Securities	20.8%
Sovereign Issues	4.3%
U.S. Treasury Obligations	3.0%
Short-Term Instruments	0.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2025

FISH2761TSRSAR_063025

 FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,707,968
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	304%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.7%
Corporate Bonds & Notes	37.5%
Asset-Backed Securities	29.8%
Non-Agency Mortgage-Backed Securities	13.2%
U.S. Treasury Obligations	7.2%
Sovereign Issues	1.1%
Preferred Securities	0.8%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(46.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2025

FISH2756TSRSAR_063025

 FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$199	3.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,627
# of Portfolio Holdings	449
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	135.5%
U.S. Government Agencies	38.2%
Asset-Backed Securities	9.9%
Sovereign Issues	9.2%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	1.1%
Short-Term Instruments	1.1%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(95.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2025

FISH2757TSRSAR_063025

 FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$204,498
# of Portfolio Holdings	292
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	89.5%
U.S. Government Agencies	4.4%
Corporate Bonds & Notes	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	6.6%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2025

FISH2760TSRSAR_063025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

PIMCO Managed Accounts Trust

(b)	Not applicable to the Registrant.

PIMCO MANAGED ACCOUNTS TRUST

Semiannual Financial and Other Information

June 30, 2025

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Important Information About the Portfolios

PIMCO Managed Accounts Trust (the “Trust”) is an open-end management investment company that includes the Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or

2	PIMCO MANAGED ACCOUNTS TRUST

similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including, without limit, the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the Portfolios	(Cont.)

by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO MANAGED ACCOUNTS TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

01/01/2025 - 06/30/2025+	$8.86	$0.23	$0.22	$0.45	$(0.26)	$0.00	$0.00	$(0.26)

12/31/2024	8.84	0.44	0.02	0.46	(0.44)	0.00	0.00	(0.44)

12/31/2023	8.54	0.40	0.29	0.69	(0.39)	0.00	0.00	(0.39)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

12/31/2020	10.43	0.34	0.66	1.00	(0.35)	0.00	0.00	(0.35)

Series LD

01/01/2025 - 06/30/2025+	$8.98	$0.20	$0.04	$0.24	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2024	8.81	0.38	0.21	0.59	(0.37)	0.00	(0.05)	(0.42)

12/31/2023	8.59	0.34	0.17	0.51	(0.17)	0.00	(0.12)	(0.29)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

12/31/2020	9.40	0.35	0.23	0.58	(0.36)	0.00	0.00	(0.36)

Series M

01/01/2025 - 06/30/2025+	$8.60	$0.24	$0.23	$0.47	$(0.25)	$0.00	$0.00	$(0.25)

12/31/2024	8.60	0.50	0.01	0.51	(0.51)	0.00	0.00	(0.51)

12/31/2023	8.35	0.47	0.26	0.73	(0.48)	0.00	0.00	(0.48)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

12/31/2020	10.48	0.41	0.53	0.94	(0.41)	(0.33)	0.00	(0.74)

Series R

01/01/2025 - 06/30/2025+	$8.02	$0.19	$0.38	$0.57	$(0.17)	$0.00	$0.00	$(0.17)

12/31/2024	7.99	0.20	(0.01)	0.19	(0.16)	0.00	0.00	(0.16)

12/31/2023	7.94	0.19	0.05	0.24	(0.04)	0.00	(0.15)	(0.19)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

12/31/2020	9.40	0.22	1.33	1.55	(0.21)	0.00	0.00	(0.21)

Series TE

01/01/2025 - 06/30/2025+	$9.72	$0.23	$(0.19)	$0.04	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2024	9.67	0.48	0.05	0.53	(0.48)	0.00	0.00	(0.48)

12/31/2023	9.25	0.47	0.41	0.88	(0.46)	0.00	0.00	(0.46)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

12/31/2020	10.39	0.36	0.37	0.73	(0.36)	0.00	0.00	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

6	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)		Expenses Excluding Waivers(f)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.05	5.11%	$1,706,066	0.15	%*	0.15	%*	0.00	%*	0.00	%*	5.12	%*	280%

8.86	5.26	1,588,834	0.27		0.27		0.00		0.00		4.97		546

8.84	8.34	1,282,061	0.03		0.03		0.00		0.00		4.69		571

8.54	(16.74)	1,155,312	0.15		0.15		0.00		0.00		3.58		308

10.77	0.34	1,540,072	0.02		0.02		0.00		0.00		3.10		282

11.08	9.77	1,585,611	0.03		0.03		0.00		0.00		3.18		562

$8.99	2.74%	$53,540	1.43	%*	1.43	%*	0.01	%*	0.01	%*	4.42	%*	168%

8.98	6.81	50,640	1.36		1.36		0.00		0.00		4.24		414

8.81	6.07	73,673	2.31		2.31		0.00		0.00		3.90		192

8.59	(5.53)	74,964	1.57		1.57		0.00		0.00		2.75		43

9.41	0.38	122,608	0.23		0.23		0.00		0.00		2.94		97

9.62	6.28	108,895	0.66		0.66		0.00		0.00		3.63		69

$8.82	5.48%	$1,707,968	0.14	%*	0.14	%*	0.00	%*	0.00	%*	5.57	%*	304%

8.60	6.06	1,592,323	0.14		0.14		0.00		0.00		5.80		576

8.60	8.99	1,279,095	0.04		0.04		0.00		0.00		5.62		569

8.35	(14.99)	1,147,875	0.01		0.01		0.00		0.00		4.58		495

10.33	1.45	1,520,815	0.01		0.01		0.00		0.00		3.97		468

10.68	9.12	1,562,661	0.02		0.02		0.00		0.00		3.80		635

$8.42	7.13%	$159,627	3.87	%*	3.87	%*	0.00	%*	0.00	%*	4.58	%*	62%

8.02	2.35	145,985	4.30		4.30		0.00		0.00		2.45		278

7.99	3.05	163,970	3.31		3.31		0.00		0.00		2.45		223

7.94	(17.22)	216,389	0.87		0.87		0.00		0.00		8.88		93

10.79	7.09	259,263	0.05		0.05		0.00		0.00		6.71		162

10.74	16.58	157,315	0.26		0.26		0.00		0.00		2.13		295

$9.53	0.37%	$204,498	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.78	%*	29%

9.72	5.53	157,830	0.00		0.00		0.00		0.00		4.91		13

9.67	9.74	61,959	0.06		0.06		0.00		0.00		5.05		56

9.25	(9.91)	69,553	0.07		0.07		0.00		0.00		4.29		67

10.71	3.04	88,310	0.02		0.02		0.00		0.00		3.50		20

10.76	7.19	91,321	0.04		0.04		0.00		0.00		3.47		57

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities*	$2,628,989	$75,971
Investments in Affiliates	169	90
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,401	108
Over the counter	5,177	154
Deposits with counterparty	5,910	2,452
Foreign currency, at value	2,478	111
Receivable for investments sold	3,091	417
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	1,016,080	46,848
Receivable for Portfolio shares sold	2,393	78
Interest and/or dividends receivable	18,424	353
Dividends receivable from Affiliates	37	7
Reimbursement receivable from PIMCO	1	1
Other assets	17	0
Total Assets	3,684,167	126,590

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$42,393	$13,922
Payable for sale-buyback transactions	0	531
Payable for short sales	77,458	9,205
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,845	185
Over the counter	10,788	443
Payable for investments purchased	202	0
Payable for investments in Affiliates purchased	38	7
Payable for TBA investments purchased	1,825,426	48,531
Deposits from counterparty	9,264	0
Payable for Portfolio shares redeemed	707	0
Distributions payable	7,980	226
Other liabilities	0	0
Total Liabilities	1,978,101	73,050

Commitments and Contingent Liabilities^

Net Assets	$1,706,066	$53,540

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$189	$6
Paid in capital in excess of par	2,060,755	62,838
Distributable earnings (accumulated loss)	(354,878)	(9,304)

Net Assets	$1,706,066	$53,540

Shares Issued and Outstanding	188,609	5,953

Net Asset Value Per Share Outstanding(a):	$9.05	$8.99

Cost of investments in securities	$2,620,494	$76,493
Cost of investments in Affiliates	$169	$90
Cost of foreign currency held	$2,433	$108
Proceeds received on short sales	$76,236	$9,111
Cost or premiums of financial derivative instruments, net	$(604)	$(30)

* Includes repurchase agreements of:	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

8	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Series M	Series R	Series TE

$2,486,236	$313,556	$192,925
14,569	0	13,416

4,712	416	0
5,918	727	0
16,958	2,810	0
3,779	966	0
1,470	1	0
0	477	0
1,192,544	10,775	0
2,360	32	506
15,644	1,167	2,268
16	0	45
1	1	1
17	0	0
3,744,224	330,928	209,161

$0	$0	$0
2,758	138,490	0
0	0	0

4,345	533	0
12,559	1,917	0
4,164	3,704	3,802
18	0	47
1,995,578	25,007	0
8,468	960	0
699	12	0
7,666	678	814
1	0	0
2,036,256	171,301	4,663

$1,707,968	$159,627	$204,498

$194	$19	$21
1,886,859	235,152	210,136
(179,085)	(75,544)	(5,659)

$1,707,968	$159,627	$204,498

193,584	18,962	21,462

$8.82	$8.42	$9.53

$2,521,782	$328,192	$194,350
$14,569	$0	$13,413
$3,712	$1,301	$0
$0	$0	$0
$9,455	$(1,581)	$0

$0	$1,600	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Operations

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$42,456	$1,411
Dividends	32	3
Dividends from Investments in Affiliates	227	79
Miscellaneous income	46	0
Total Income	42,761	1,493

Expenses:

Interest expense	1,191	362
Miscellaneous expense	12	2
Total Expenses	1,203	364

Net Investment Income (Loss)	41,558	1,129

Net Realized Gain (Loss):

Investments in securities	978	(88)
Investments in Affiliates	10	1
Exchange-traded or centrally cleared financial derivative instruments	12,820	160
Over the counter financial derivative instruments	(7,686)	(293)
Foreign currency	616	45

Net Realized Gain (Loss)	6,738	(175)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	60,672	1,420
Investments in Affiliates	0	0
Exchange-traded or centrally cleared financial derivative instruments	(19,438)	(307)
Over the counter financial derivative instruments	(7,903)	(630)
Foreign currency assets and liabilities	148	7

Net Change in Unrealized Appreciation (Depreciation)	33,479	490

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,775	$1,444

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$46,165	$6,415	$4,137
23	16	2
191	0	297
0	0	0
46,379	6,431	4,436

1,128	2,945	0
9	2	0
1,137	2,947	0

45,242	3,484	4,436

474	(945)	(1,374)
13	0	4
7,200	(1,509)	0
(8,415)	(1,519)	0
412	(5)	0

(316)	(3,978)	(1,370)

52,686	11,114	(2,723)
(1)	0	(2)
1,091	1,851	0
(9,776)	(1,515)	0
344	(286)	0

44,344	11,164	(2,725)

$89,270	$10,670	$341

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Statements of Changes in Net Assets

	Series C		Series LD

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$41,558	$70,298	$1,129	$2,360
Net realized gain (loss)	6,738	(15,571)	(175)	(226)
Net change in unrealized appreciation (depreciation)	33,479	12,848	490	1,506

Net Increase (Decrease) in Net Assets Resulting from Operations	81,775	67,575	1,444	3,640

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(47,410)	(69,446)	(1,349)	(2,317)
Tax basis return of capital	0	0	0	(286)

Total Distributions(a)	(47,410)	(69,446)	(1,349)	(2,603)

Portfolio Share Transactions:

Receipts for shares sold	250,848	590,934	7,760	15,311
Cost of shares redeemed	(167,981)	(282,290)	(4,955)	(39,381)

Net increase (decrease) resulting from Portfolio share transactions	82,867	308,644	2,805	(24,070)

Total Increase (Decrease) in Net Assets	117,232	306,773	2,900	(23,033)

Net Assets:

Beginning of period	1,588,834	1,282,061	50,640	73,673
End of period	$1,706,066	$1,588,834	$53,540	$50,640

Shares of Beneficial Interest:

Shares sold	28,077	66,048	863	1,726
Shares redeemed	(18,806)	(31,713)	(551)	(4,450)
Net increase (decrease) in shares outstanding	9,271	34,335	312	(2,724)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE

Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$45,242	$81,977	$3,484	$3,865	$4,436	$5,850
(316)	(948)	(3,978)	(1,335)	(1,370)	1,027
44,344	(1,972)	11,164	1,145	(2,725)	(930)

89,270	79,057	10,670	3,675	341	5,947

(46,759)	(83,052)	(3,195)	(3,067)	(4,436)	(5,776)
0	0	0	0	0	0

(46,759)	(83,052)	(3,195)	(3,067)	(4,436)	(5,776)

241,307	597,619	20,953	31,255	82,667	115,277
(168,173)	(280,396)	(14,786)	(49,848)	(31,904)	(19,577)

73,134	317,223	6,167	(18,593)	50,763	95,700

115,645	313,228	13,642	(17,985)	46,668	95,871

1,592,323	1,279,095	145,985	163,970	157,830	61,959
$1,707,968	$1,592,323	$159,627	$145,985	$204,498	$157,830

27,796	68,951	2,545	3,879	8,569	11,829
(19,357)	(32,503)	(1,793)	(6,182)	(3,340)	(2,004)
8,439	36,448	752	(2,303)	5,229	9,825

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Statements of Cash Flows

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$1,444	$10,670

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(138,368)	(223,320)
Proceeds from sales of long-term securities	127,157	226,469
(Purchases) Proceeds from sales of short-term portfolio investments, net	1,713	(1,598)
(Increase) decrease in deposits with counterparty	(1,636)	650
(Increase) decrease in receivable for investments sold	(16,793)	25,340
(Increase) decrease in interest and/or dividends receivable	(23)	(142)
(Increase) decrease in dividends receivable from Affiliates	(6)	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(26)	551
Proceeds from (Payments on) over the counter financial derivative instruments	(316)	(1,626)
(Increase) decrease in other assets	1	0
Increase (decrease) in payable for investments purchased	18,140	(34,261)
Increase (decrease) in deposits from counterparty	0	681
Proceeds from (Payments on) short sales transactions, net	(138)	0
Proceeds from (Payments on) foreign currency transactions	52	(100)
Net Realized (Gain) Loss
Investments in securities	88	945
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	(160)	1,509
Over the counter financial derivative instruments	293	1,519
Foreign currency	(45)	5
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,420)	(11,114)
Exchange-traded or centrally cleared financial derivative instruments	307	(1,851)
Over the counter financial derivative instruments	630	1,515
Foreign currency assets and liabilities	(7)	286
Net amortization (accretion) on investments	(86)	156

Net Cash Provided by (Used for) Operating Activities	(9,200)	(3,716)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	7,682	21,050
Payments on shares redeemed	(5,018)	(14,874)
Cash distributions paid*	(1,324)	(2,631)
Proceeds from reverse repurchase agreements	97,569	0
Payments on reverse repurchase agreements	(89,049)	(8,169)
Proceeds from sale-buyback transactions	11,777	1,423,277
Payments on sale-buyback transactions	(12,672)	(1,415,042)

Net Cash Received from (Used for) Financing Activities	8,965	3,611

Net Increase (Decrease) in Cash and Foreign Currency	(235)	(105)

Cash and Foreign Currency:

Beginning of period	346	1,071
End of period	$111	$966

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$260	$3,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series C	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Airlines, Inc.
6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~	$2,210	$2,199

Quikrete Holdings, Inc.
6.577% (TSFR1M + 2.250%) due 02/10/2032 ~	1,197	1,197

SkyMiles IP Ltd.
8.022% (TSFR3M + 3.750%) due 10/20/2027 ~	368	371

Total Loan Participations and Assignments (Cost $3,766)		3,767

CORPORATE BONDS & NOTES 48.8%

BANKING & FINANCE 32.4%

Aircastle Ltd.
5.950% due 02/15/2029	1,600	1,654

Ally Financial, Inc.
6.184% due 07/26/2035 •	1,600	1,633

American Assets Trust LP
3.375% due 02/01/2031	4,000	3,584
6.150% due 10/01/2034	4,550	4,550

Antares Holdings LP
6.500% due 02/08/2029	2,000	2,027

Ares Capital Corp.
2.875% due 06/15/2028	3,300	3,111

Ares Finance Co. LLC
3.250% due 06/15/2030	4,950	4,608

Ares Management Corp.
5.600% due 10/11/2054	2,500	2,362

Athene Global Funding
5.380% due 01/07/2030	3,000	3,069
5.526% due 07/11/2031	5,000	5,112

Aviation Capital Group LLC
3.500% due 11/01/2027	1,300	1,267

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	6,141	5,840

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	5,000	5,216

Banco Santander SA
5.538% due 03/14/2030 •	10,000	10,314
6.033% due 01/17/2035	2,000	2,108

Bank of America Corp.
5.468% due 01/23/2035 •	25,300	26,001
5.511% due 01/24/2036 •	15,000	15,429

Barclays PLC
2.894% due 11/24/2032 •	6,900	6,109
6.692% due 09/13/2034 •	4,100	4,478

BGC Group, Inc.
6.600% due 06/10/2029	3,750	3,888

BNP Paribas SA
1.904% due 09/30/2028 •	8,000	7,552
4.500% due 02/25/2030 •(d)(e)	900	804
4.625% due 02/25/2031 •(d)(e)	1,900	1,695
5.738% due 02/20/2035 •	7,500	7,771

Brookfield Finance, Inc.
3.500% due 03/30/2051	7,100	4,822
6.350% due 01/05/2034	2,500	2,683

CaixaBank SA
6.037% due 06/15/2035 •	3,000	3,141
6.840% due 09/13/2034 •	5,000	5,495

Cantor Fitzgerald LP
7.200% due 12/12/2028	8,700	9,239

Capital One Financial Corp.
7.964% due 11/02/2034 •	3,000	3,489

CI Financial Corp.
3.200% due 12/17/2030	3,200	2,824

Citadel Finance LLC
5.900% due 02/10/2030	3,000	3,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citadel LP
6.375% due 01/23/2032		$3,000	$3,134

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		2,500	2,531

Citigroup, Inc.
3.785% due 03/17/2033 •		2,000	1,870

Cooperatieve Rabobank UA
5.710% due 01/21/2033 •		3,500	3,645

Credit Agricole SA
5.862% due 01/09/2036 •		3,000	3,111
7.500% due 06/23/2026 •(d)(e)	GBP	100	139

Credit Suisse AG AT1 Claim		$10,000	1,200

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,962
5.200% due 09/01/2034		6,000	5,947

Deloitte LLP
5.410% due 01/30/2037 «(g)		700	699
5.790% due 01/30/2040 «(g)		1,200	1,184

Deutsche Bank AG
3.729% due 01/14/2032 •		1,200	1,100
5.403% due 09/11/2035 •		5,000	4,974
5.625% due 05/19/2031 •	EUR	200	240
6.819% due 11/20/2029 •		$9,000	9,605

Extra Space Storage LP
5.500% due 07/01/2030		7,500	7,783

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	225
5.750% due 05/20/2035		$4,000	4,057
6.500% due 05/20/2055		2,100	2,150

First American Financial Corp.
4.000% due 05/15/2030		3,850	3,691

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	390
4.950% due 05/28/2027		5,000	4,969
6.125% due 03/08/2034		4,150	4,042

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		4,700	4,754

GA Global Funding Trust
5.900% due 01/13/2035		4,900	4,973

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	1,067

GLP Capital LP
4.000% due 01/15/2030		3,278	3,153
5.300% due 01/15/2029		3,150	3,187
6.250% due 09/15/2054		2,500	2,442

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		15,000	15,388
5.851% due 04/25/2035 •		19,700	20,668

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,816
6.000% due 07/15/2029		1,000	1,014

Golub Capital Private Credit Fund
5.875% due 05/01/2030		1,500	1,499

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,138

Host Hotels & Resorts LP
5.500% due 04/15/2035		7,650	7,576

HSBC Holdings PLC
5.875% due 09/28/2026 •(d)(e)	GBP	11,800	16,217

Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	82
3.950% due 11/01/2027		100	96
4.650% due 04/01/2029 (h)		400	360
5.950% due 02/15/2028		200	195

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		5,000	5,181

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,072
5.350% due 06/01/2034 •		20,000	20,583
5.766% due 04/22/2035 •		4,900	5,150

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kilroy Realty LP
3.050% due 02/15/2030		$3,000	$2,716
4.750% due 12/15/2028		400	397

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,671

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,212

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		7,100	7,137

LPL Holdings, Inc.
6.750% due 11/17/2028		5,700	6,081

Maple Grove Funding Trust
4.161% due 08/15/2051		8,000	5,436

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,004

Morgan Stanley
0.000% due 04/02/2032 þ(g)		7,000	4,859
5.320% due 07/19/2035 •		2,500	2,532
5.587% due 01/18/2036 •		10,000	10,269
5.831% due 04/19/2035 •		14,300	14,987

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,741

NMI Holdings, Inc.
6.000% due 08/15/2029		6,000	6,164

Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	5,268
6.625% due 03/26/2026 •(d)(e)		5,000	5,041

Prologis LP
4.200% due 02/15/2033	CAD	3,000	2,218

Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,756
6.875% due 04/15/2034		5,800	6,224

Santander U.K. Group Holdings PLC
5.694% due 04/15/2031 •		2,000	2,064

Sixth Street Lending Partners
5.750% due 01/15/2030		3,100	3,109

SMBC Aviation Capital Finance DAC
5.450% due 05/03/2028		3,600	3,682

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		1,700	1,709

Synchrony Financial
3.950% due 12/01/2027		1,100	1,082

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	172	228
5.744% due 04/13/2040		564	774
5.801% due 10/13/2040		6,264	8,622

UBS Group AG
6.301% due 09/22/2034 •		$10,326	11,094
6.537% due 08/12/2033 •		10,000	10,881

Ventas Realty LP
5.000% due 01/15/2035		3,000	2,950

VICI Properties LP
5.750% due 04/01/2034		3,000	3,069

Wells Fargo & Co.
3.350% due 03/02/2033 •		8,000	7,308
5.211% due 12/03/2035 •		20,000	20,085
5.499% due 01/23/2035 •(h)		15,400	15,799

			553,549

INDUSTRIALS 12.3%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,698	1,653

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		2,201	2,204

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,639	1,573
3.375% due 11/01/2028		4,284	4,178
3.575% due 07/15/2029		1,608	1,560
3.650% due 02/15/2029		2,153	2,084
3.700% due 04/01/2028		1,912	1,878

American Airlines, Inc.
5.500% due 04/20/2026		1,367	1,364
5.750% due 04/20/2029		1,700	1,700

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ashtead Capital, Inc.
4.250% due 11/01/2029		$1,600	$1,568

Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,837
6.875% due 11/21/2053		3,500	3,719

Boeing Co.
6.298% due 05/01/2029		2,000	2,115
6.388% due 05/01/2031		2,300	2,473
6.528% due 05/01/2034		1,900	2,066
6.858% due 05/01/2054		8,200	8,985
7.008% due 05/01/2064		1,700	1,869

British Airways Pass-Through Trust
3.300% due 06/15/2034		2,247	2,092

Charter Communications Operating LLC
5.125% due 07/01/2049		2,000	1,664

DR Horton, Inc.
5.000% due 10/15/2034		5,500	5,441

Elevance Health, Inc.
5.200% due 02/15/2035		3,000	3,033
5.700% due 02/15/2055		3,000	2,909

Energy Transfer LP
3.750% due 05/15/2030		450	432
5.600% due 09/01/2034		4,100	4,166
5.700% due 04/01/2035		4,000	4,076
6.200% due 04/01/2055		4,000	3,941

Eni SpA
5.500% due 05/15/2034		1,600	1,613

Ferguson Finance PLC
3.250% due 06/02/2030		2,500	2,356

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	2,994

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		$4,500	4,507

Harbour Energy PLC
6.327% due 04/01/2035		1,400	1,393

HCA, Inc.
5.450% due 09/15/2034		2,750	2,775
5.950% due 09/15/2054		650	632
6.200% due 03/01/2055		3,700	3,729

Imperial Brands Finance PLC
3.875% due 07/26/2029		4,000	3,877

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,048

Las Vegas Sands Corp.
3.500% due 08/18/2026		4,750	4,689

Mars, Inc.
5.650% due 05/01/2045		2,500	2,508

Marvell Technology, Inc.
4.875% due 06/22/2028		5,500	5,565

MSCI, Inc.
3.250% due 08/15/2033		300	263
3.625% due 09/01/2030		200	188

NetApp, Inc.
5.700% due 03/17/2035		3,400	3,493

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,989
4.345% due 09/17/2027		2,900	2,786
4.810% due 09/17/2030		700	643

Occidental Petroleum Corp.
5.200% due 08/01/2029		2,500	2,510

Oracle Corp.
5.500% due 08/03/2035		7,500	7,670
6.000% due 08/03/2055		7,500	7,494

Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,600	1,646
6.750% due 03/01/2033		500	516

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	1,100	1,549

Smith & Nephew PLC
5.400% due 03/20/2034		$4,000	4,059

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		245	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	$3,800	$3,511

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,784	3,391
2.875% due 04/07/2030	1,310	1,238
3.450% due 01/07/2030	1,360	1,301
4.000% due 10/11/2027	797	790
5.875% due 04/15/2029	4,810	4,912

United Airlines, Inc.
4.625% due 04/15/2029	1,000	971

UnitedHealth Group, Inc.
5.150% due 07/15/2034	5,000	5,053
5.625% due 07/15/2054	5,000	4,854

Vale Overseas Ltd.
6.400% due 06/28/2054	2,000	1,968

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	4,800	4,446

Venture Global LNG, Inc.
7.000% due 01/15/2030	6,800	6,880

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031	6,000	5,554

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030	1,300	1,235

Woodside Finance Ltd.
5.100% due 09/12/2034	7,700	7,460
5.700% due 05/19/2032	1,400	1,426
5.700% due 09/12/2054	4,600	4,160

		210,447

UTILITIES 4.1%

AES Corp.
5.800% due 03/15/2032	6,250	6,349

Black Hills Corp.
6.000% due 01/15/2035	3,000	3,114

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	2,500	2,459

Dominion Energy, Inc.
3.300% due 04/15/2041	2,500	1,847

E.ON International Finance BV
6.650% due 04/30/2038	1,300	1,437

Edison International
5.750% due 06/15/2027	1,050	1,058

Electricite de France SA
6.000% due 04/22/2064	5,500	5,216

MidAmerican Energy Co.
4.250% due 05/01/2046	600	498

NiSource, Inc.
1.700% due 02/15/2031	8,200	7,025

ONEOK, Inc.
4.750% due 10/15/2031	4,600	4,557
5.050% due 11/01/2034	4,700	4,576
5.700% due 11/01/2054	2,000	1,848

Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,710
3.750% due 07/01/2028	1,800	1,747
3.950% due 12/01/2047	2,400	1,695
4.300% due 03/15/2045	700	529
4.500% due 07/01/2040	1,800	1,501
4.550% due 07/01/2030	3,400	3,320
5.250% due 03/01/2052	2,000	1,666
6.700% due 04/01/2053	5,000	5,020

PacifiCorp
4.150% due 02/15/2050	1,800	1,369

Puget Energy, Inc.
5.725% due 03/15/2035	2,500	2,516

Southern California Edison Co.
4.000% due 04/01/2047	3,700	2,661
4.650% due 10/01/2043	200	162

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,299

		69,179

Total Corporate Bonds & Notes (Cost $840,704)		833,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	$1,200	$918
3.850% due 06/01/2050	2,860	2,604

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029	2,515	2,333

		5,855

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	860	921

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	6,025	5,530

Total Municipal Bonds & Notes (Cost $12,806)		12,306

U.S. GOVERNMENT AGENCIES 61.7%

Freddie Mac
6.500% due 01/01/2038	12	12

Ginnie Mae, TBA
2.500% due 08/01/2055	77,400	65,771

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	22,778	21,239
4.500% due 08/01/2039 - 10/01/2053	27,959	26,809
5.000% due 07/01/2053 - 01/01/2054	93,079	91,590
5.500% due 10/01/2053 - 01/01/2054	4,338	4,343
6.500% due 02/01/2054	10,383	10,763

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055 - 08/01/2055	278,000	240,573
4.000% due 08/01/2055	64,800	60,249
4.500% due 08/01/2055	106,384	101,723
5.000% due 07/01/2055 - 08/01/2055	80,000	78,408
5.500% due 08/01/2055	201,300	201,120
6.000% due 08/01/2055	99,000	100,515
6.500% due 08/01/2055	47,000	48,462

Total U.S. Government Agencies (Cost $1,041,094)		1,051,577

U.S. TREASURY OBLIGATIONS 19.2%

U.S. Treasury Bonds
4.625% due 02/15/2055 (h)(l)	30,000	29,213

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (j)	10,013	9,979
0.500% due 01/15/2028 (j)(l)	65,020	63,820
1.750% due 01/15/2034 (h)(l)	126,368	125,331
2.125% due 01/15/2035 (h)	97,879	99,536

Total U.S. Treasury Obligations (Cost $323,988)		327,879

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%

AG Trust
6.327% due 07/15/2041 •	4,181	4,195

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~	1,863	1,578

Atrium Hotel Portfolio Trust
5.539% due 12/15/2036 •	1,587	1,552

16	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Trust
5.078% due 01/20/2047 ~		$15	$13

BANK5
5.769% due 06/15/2057		2,835	2,949
5.788% due 06/15/2057		5,700	5,924

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		6	5
6.159% due 10/25/2033 ~		4	4

Bear Stearns ALT-A Trust
4.545% due 02/25/2036 ~		214	154

Benchmark Mortgage Trust
6.363% due 07/15/2056 ~		6,500	6,817

BMO Mortgage Trust
5.462% due 02/15/2057		3,500	3,592
5.857% due 02/15/2057		2,250	2,348

BSST Mortgage Trust
5.612% due 02/15/2037 •		300	271

BX Commercial Mortgage Trust
5.302% due 01/17/2039 •		5,000	4,999
5.347% due 12/15/2038 •		3,255	3,254

Citigroup Mortgage Loan Trust, Inc.
6.080% due 09/25/2035 •		19	19
6.180% due 09/25/2035 •		9	9

COMM Mortgage Trust
5.726% due 12/15/2038 •		7,974	7,876

Countrywide Alternative Loan Trust
4.834% due 05/25/2036 •		25	21
6.000% due 08/25/2034		1,940	2,003

Countrywide Home Loan Mortgage Pass-Through Trust
5.074% due 03/25/2035 •		39	36

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.784% due 02/25/2061 ~		2,058	2,039
4.197% due 07/27/2061 ~		3,964	3,931
4.991% due 08/25/2067 ~		1,246	1,241

DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,100	1,149

DSLA Mortgage Loan Trust
4.952% due 08/19/2045 •		273	243
5.274% due 07/19/2044 ~		144	137

Eurosail-U.K. PLC
5.308% due 06/13/2045 •	GBP	391	536

GreenPoint Mortgage Pass-Through Certificates
7.182% due 10/25/2033 ~		$1	1

GreenPoint MTA Trust
4.894% due 06/25/2045 •		586	464

GS Mortgage Securities Corp. Trust
5.559% due 07/15/2035 •		1,298	870

GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		34	33
5.880% due 03/25/2033 •		2	2
6.562% due 09/25/2035 ~		10	11

HarborView Mortgage Loan Trust
4.812% due 01/19/2038 •		60	53
5.112% due 06/20/2035 •		97	92

HomeBanc Mortgage Trust
4.954% due 01/25/2036 •		117	114

JP Morgan Chase Commercial Mortgage Securities Trust
5.158% due 04/15/2037 •		976	966
5.776% due 12/15/2036 •		100	63

JP Morgan Mortgage Trust
5.875% due 02/25/2035 ~		3	3
5.952% due 11/25/2033 ~		3	3
6.373% due 07/25/2035 ~		49	50

Legacy Mortgage Asset Trust
5.892% due 10/25/2066		2,169	2,171

Lux Trust
7.002% due 08/15/2040 •		4,500	4,538

MFA Trust
1.381% due 04/25/2065 ~		556	540
1.947% due 04/25/2065 ~		565	549

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		5,000	4,369

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
5.335% due 08/25/2034 ~		$111	$107

Natixis Commercial Mortgage Securities Trust
5.526% due 08/15/2038 •		1,200	1,160

New York Mortgage Trust Loan Trust
4.670% due 08/25/2061 þ		4,037	4,011

OBX Trust
6.567% due 06/25/2063 þ		1,599	1,612

OPEN Trust
7.401% due 11/15/2040 •		2,882	2,890

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		2,212	2,223
6.808% due 09/25/2043 ~		609	616

Residential Accredit Loans, Inc. Trust
4.854% due 04/25/2046 •		700	178

SMRT Commercial Mortgage Trust
5.312% due 01/15/2039 •		2,900	2,890

Structured Adjustable Rate Mortgage Loan Trust
6.525% due 02/25/2034 ~		7	7

Structured Asset Mortgage Investments Trust
5.054% due 09/25/2045 •		159	148

Towd Point Mortgage Trust
5.434% due 10/25/2059 •		2,204	2,222

Verus Securitization Trust
6.665% due 09/25/2068 þ		6,446	6,525

WaMu Mortgage Pass-Through Certificates Trust
5.054% due 01/25/2045 •		15	15
5.174% due 11/25/2034 •		258	249
5.399% due 02/25/2046 •		211	193

Warwick Finance Residential Mortgages PLC
5.189% due 12/21/2049 •	GBP	341	470

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		$2,600	2,486

Wells Fargo Mortgage-Backed Securities Trust
6.998% due 10/25/2037 ~		1,159	1,142

Total Non-Agency Mortgage-Backed Securities (Cost $101,080)			100,931

ASSET-BACKED SECURITIES 11.1%

AUTOMOBILE ABS OTHER 0.3%

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		2,300	2,340
6.400% due 03/17/2031		2,300	2,383

			4,723

AUTOMOBILE SEQUENTIAL 0.7%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,500	7,852

Octane Receivables Trust
6.440% due 03/20/2029		1,964	1,979

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,083	2,094

			11,925

CMBS OTHER 0.6%

ACREC Ltd.
5.579% due 10/16/2036 •		802	800

Arbor Realty Commercial Real Estate Notes Ltd.
5.776% due 11/15/2036 •		4,727	4,738

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		3,589	3,579

			9,117

HOME EQUITY OTHER 1.2%

ACE Securities Corp. Home Equity Loan Trust
5.214% due 04/25/2034 •		189	180

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.349% due 01/25/2035 •		975	990

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.454% due 01/25/2035 •		$1,269	$1,238

Centex Home Equity Loan Trust
5.394% due 10/25/2035 •		2,647	2,649

GSAMP Trust
5.214% due 07/25/2045 •		433	434

Merrill Lynch Mortgage Investors Trust
4.674% due 02/25/2037 •		132	37

Morgan Stanley ABS Capital, Inc. Trust
5.684% due 07/25/2037 •		7,000	6,226

Residential Asset Securities Corp. Trust
5.154% due 01/25/2036 •		1,152	1,140
5.394% due 08/25/2035 •		2,141	2,126

Securitized Asset-Backed Receivables LLC Trust
5.214% due 02/25/2034 •		4,710	4,862

Structured Asset Investment Loan Trust
5.139% due 03/25/2034 •		990	1,027

			20,909

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.154% due 04/25/2037 •		84	22

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
6.530% due 02/01/2031 ~		572	520

OTHER ABS 8.3%

Aaset Trust
2.798% due 01/15/2047		4,396	4,098

Apidos CLO
5.622% due 07/16/2031 •		2,018	2,021

APL Finance DAC
7.000% due 07/21/2031		3,084	3,113

Apollo Aviation Securitization Equity Trust
5.522% due 02/16/2050 «		5,000	5,043

Atlas Senior Loan Fund Ltd.
5.717% due 10/24/2031 •		2,048	2,051

Aurium CLO DAC
2.922% due 04/16/2030 •	EUR	6,261	7,378

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		$6,200	6,225

BlueMountain EUR CLO DAC
3.109% due 04/15/2034 •	EUR	6,000	7,040
3.189% due 01/15/2033 •		7,544	8,879

BNPP AM Euro CLO DAC
2.879% due 04/15/2031 •		1,797	2,112

Cairn CLO DAC
2.856% due 01/31/2030 •		3,969	4,663

Capital Automotive Reit
5.750% due 09/15/2053		$6,571	6,620

CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	3,023	3,560

ECAF Ltd.
3.473% due 06/15/2040		$56	49
4.947% due 06/15/2040		164	147

ECMC Group Student Loan Trust
5.170% due 02/27/2068 •		3,808	3,777

Elmwood CLO Ltd.
5.612% due 04/22/2035 •		11,929	11,929

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		6,688	6,705

Harvest CLO DAC
2.919% due 10/15/2031 •	EUR	4,278	5,039

Home Partners of America Trust
2.200% due 01/17/2041		$2,256	2,083

MACH Cayman Ltd.
3.474% due 10/15/2039		727	707

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •	EUR	3,174	3,729

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

METAL LLC
4.581% due 10/15/2042		$1,493	$993

Mountain View CLO Ltd.
5.415% due 10/15/2034 •		3,300	3,297

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		1,640	1,580

OCP Euro CLO DAC
3.116% due 09/22/2034 •	EUR	5,333	6,281

OZLM Ltd.
5.410% due 04/17/2031 •		$9,374	9,380
5.469% due 10/20/2031 •		1,731	1,734

Pagaya AI Debt Trust
5.373% due 01/17/2033		700	701
6.660% due 07/15/2031		369	371

Palmer Square European Loan Funding DAC
2.999% due 10/15/2031 •	EUR	1,969	2,314

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •		$533	533

Progress Residential Trust
2.393% due 12/17/2040		1,777	1,673

SLAM Ltd.
5.807% due 05/15/2050		7,200	7,339

SMB Private Education Loan Trust
6.104% due 10/16/2056 •		1,525	1,557

Stonepeak ABS
2.301% due 02/28/2033		564	541

Toro European CLO DAC
3.185% due 01/12/2032 •	EUR	2,379	2,800

Vertical Bridge Holdings LLC
3.706% due 02/15/2057		$2,000	1,781

WAVE LLC
3.597% due 09/15/2044		1,283	1,232

			141,075

Total Asset-Backed Securities (Cost $188,274)			188,291

SOVEREIGN ISSUES 4.9%

Mexico Government International Bond
6.875% due 05/13/2037		4,000	4,182
7.375% due 05/13/2055		1,700	1,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bond
6.850% due 08/12/2035	PEN	98,600	$28,743

Province of Ontario
3.650% due 06/02/2033	CAD	100	74
3.800% due 12/02/2034		15,200	11,157

Province of Quebec
3.600% due 09/01/2033		600	440
4.450% due 09/01/2034		7,000	5,411

Republic of South Africa Government International Bond
8.875% due 02/28/2035	ZAR	606,300	31,979

Total Sovereign Issues (Cost $81,261)			83,745

		SHARES
PREFERRED SECURITIES 1.5%

BANKING & FINANCE 1.5%

Capital Farm Credit ACA
5.000% due 03/15/2026 •(d)		4,700,000	4,723

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		5,000,000	4,639
5.000% due 12/01/2027 •(d)		5,000,000	4,902

CoBank ACB
4.250% due 01/01/2027 •(d)		2,000,000	1,932
6.450% due 10/01/2027 •(d)		5,500,000	5,552

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(d)		2,700,000	2,811

MetLife Capital Trust
8.252% due 12/15/2067		600,000	659

Total Preferred Securities (Cost $25,422)			25,218

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (f)		505,280	505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.300% due 07/03/2025 - 10/21/2025 (a)(b)(l)	$1,599	$1,595

Total Short-Term Instruments (Cost $2,099)		2,100

Total Investments in Securities (Cost $2,620,494)		2,628,989

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	17,392	169

Total Short-Term Instruments (Cost $169)		169

Total Investments in Affiliates (Cost $169)		169

Total Investments 154.1% (Cost $2,620,663)		$2,629,158

Financial Derivative Instruments (i)(k) (0.5)% (Cost or Premiums, net $(604))		(8,055)

Other Assets and Liabilities, net (53.6)%		(915,037)

Net Assets 100.0%		$1,706,066

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP	5.410%	01/30/2037	10/30/2024	$700	$699	0.04%
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,184	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,267	4,859	0.29

				$8,167	$6,742	0.40%

18	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.300%	12/20/2024	TBD	(2)	$(8,785)	$(8,988)
DEU	4.400	07/01/2025	07/08/2025		(3,073)	(3,073)
	4.420	06/24/2025	07/01/2025		(3,028)	(3,031)
	4.420	06/24/2025	07/02/2025		(23,060)	(23,079)
	4.430	06/25/2025	07/02/2025		(552)	(552)
JPS	4.420	06/04/2025	07/02/2025		(2,295)	(2,303)
	4.550	06/30/2025	07/01/2025		(1,041)	(1,041)
MEI	3.000	06/23/2025	08/01/2025		(326)	(326)

Total Reverse Repurchase Agreements						$(42,393)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.000%	07/01/2055	$89,500	$(76,236)	$(77,458)

Total Short Sales (4.5)%				$(76,236)	$(77,458)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(8,988)	$0	$(8,988)	$9,335	$347
DEU	0	(29,735)	0	(29,735)	26,459	(3,276)
JPS	0	(3,344)	0	(3,344)	3,372	28
MEI	0	(326)	0	(326)	359	33

Total Borrowings and Other Financing Transactions	$0	$(42,393)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(326)	$(8,988)	$(9,314)
U.S. Treasury Obligations	(4,072)	(25,934)	0	0	(30,006)

Total Borrowings	$(4,072)	$(25,934)	$(326)	$(8,988)	$(39,320)

Payable for reverse repurchase agreements(4)					$(39,320)

(h)	Securities with an aggregate market value of $39,525 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(34,492) at a weighted average interest rate of 4.377%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,073) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2025	672	$60,205	$521	$133	$0
U.S. Treasury 2-Year Note September Futures	09/2025	856	178,068	646	47	0
U.S. Treasury 10-Year Note September Futures	09/2025	3,683	412,956	7,591	1,151	0
United Kingdom Long Gilt September Futures	09/2025	406	51,845	1,197	56	(179)

				$9,955	$1,387	$(179)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	3,830	$(437,637)	$(8,513)	$0	$(1,855)

Total Futures Contracts				$1,442	$1,387	$(2,034)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.350%	$		700	$5	$2	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367			1,500	17	(3)	14	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.256		EUR	2,000	25	18	43	0	(1)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.192	$		3,500	35	(21)	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312			1,400	12	2	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416			3,900	24	42	66	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462			1,000	5	13	18	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	4.701		EUR	100	7	(5)	2	0	0
Électricité de France SA	1.000	Quarterly	06/20/2030	0.763			1,500	21	(1)	20	1	0

								$151	$47	$198	$2	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025		$175,700	$130	$1,327	$1,457	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		58,500	0	1,049	1,049	0	(123)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		194,300	0	3,457	3,457	0	(408)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,000	(55)	83	28	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,700	(20)	84	64	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		5,700	(21)	112	91	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		5,700	(21)	107	86	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		5,700	(21)	90	69	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,000	(16)	63	47	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		5,700	(21)	69	48	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		5,700	(22)	130	108	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		5,700	(21)	124	103	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,850	(14)	137	123	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,100	(23)	239	216	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,100	(44)	439	395	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,500	38	(81)	(43)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		90,700	40	(2,444)	(2,404)	0	(351)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		128,000	(49)	(2,515)	(2,564)	0	(497)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	76,900	(577)	(2,111)	(2,688)	0	(115)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	0	0	0	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		300	0	(1)	(1)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		7,100	0	66	66	0	(15)

							$(717)	$424	$(293)	$12	$(1,810)

Total Swap Agreements							$(566)	$471	$(95)	$14	$(1,811)

20	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,387	$14	$1,401	$0	$(2,034)	$(1,811)	$(3,845)

(j)

Securities with an aggregate market value of $43,797 and cash of $5,910 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CAD	10		$7	$0	$0
	07/2025	CNH	17,352		2,409	0	(18)
	07/2025		$9,165	AUD	14,109	121	0
	07/2025		5,978	CHF	4,774	40	0
	07/2025		1,094	NZD	1,818	14	0
	08/2025	AUD	14,109		$9,171	0	(121)
	08/2025	CHF	4,755		5,978	0	(40)
	08/2025	CNH	34,484		4,804	0	(32)
	08/2025	NZD	1,818		1,095	0	(14)
	08/2025		$7	CAD	10	0	0

BOA	07/2025	AUD	919		$599	0	(6)
	07/2025	EUR	44,822		50,965	0	(1,833)
	07/2025	IDR	34,242,398		2,099	0	(9)
	07/2025	KRW	15,221,198		11,166	0	(122)
	07/2025	SGD	98		76	0	(1)
	07/2025		$415	SGD	532	3	0
	08/2025	SGD	944		$740	0	(4)
	08/2025	TWD	539		17	0	(2)
	08/2025		$3,322	CNH	23,755	9	0

BPS	07/2025	BRL	6,241		$1,144	0	(5)
	07/2025	NOK	2,625		259	0	(1)
	07/2025	SEK	4,220		440	0	(7)
	07/2025	THB	1,515		46	0	(1)
	07/2025	TRY	32,199		801	0	(4)
	07/2025	TWD	88,061		2,709	0	(309)
	07/2025		$1,120	BRL	6,241	29	0
	07/2025		2,761	IDR	45,050,186	12	0
	07/2025		720	THB	23,771	12	0
	07/2025		604	TWD	17,977	12	0
	08/2025	CNH	14,158		$1,982	0	(3)
	08/2025	TWD	93,378		2,865	0	(344)
	08/2025		$3,354	CNH	23,924	1	0
	08/2025		1,585	INR	137,804	18	0
	08/2025		223	TWD	7,300	28	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	07/2025	AUD	12,740		$8,211	$0	$(174)
	07/2025	ILS	7,998		2,297	0	(77)
	07/2025	KRW	188,524		138	0	(2)
	07/2025	NOK	414		41	0	0
	07/2025	TRY	127,837		3,174	0	(22)
	07/2025		$23,733	GBP	17,443	210	0
	07/2025		1,139	ILS	3,846	3	0
	07/2025		122	JPY	17,579	0	0
	07/2025		31	KRW	43,269	1	0
	07/2025		473	PLN	1,770	19	0
	07/2025		5,929	TRY	241,233	86	0
	07/2025		1,202	ZAR	21,732	23	0
	07/2025	ZAR	577,446		$31,948	0	(618)
	08/2025	GBP	17,443		23,736	0	(210)

BSH	07/2025	PEN	100,455		27,771	0	(572)

CBK	07/2025	BRL	171,855		30,746	0	(885)
	07/2025	CAD	14		10	0	0
	07/2025	KRW	19,291		14	0	0
	07/2025	SEK	1,155		122	0	0
	07/2025	THB	79,257		2,383	0	(57)
	07/2025	TWD	144,182		4,431	0	(510)
	07/2025		$29,608	BRL	171,855	2,023	0
	07/2025		1,972	IDR	32,112,969	5	0
	07/2025		2,330	KRW	3,199,781	43	0
	07/2025		224	THB	7,479	6	0
	07/2025		3,846	TWD	114,133	65	0
	08/2025	CNH	5,887		$819	0	(7)
	08/2025	TWD	210,343		6,454	0	(775)
	08/2025		$9,945	INR	857,481	38	(5)
	09/2025	MXN	4,573		$238	0	(3)

DUB	07/2025	AUD	450		290	0	(6)
	07/2025	ILS	3,884		1,121	0	(33)
	07/2025	KRW	190,907		140	0	(2)
	07/2025	SGD	95		74	0	(1)
	07/2025		$49,744	EUR	42,879	765	0
	07/2025		133	IDR	2,172,892	0	0
	07/2025		755	TWD	22,442	14	0
	08/2025	EUR	42,785		$49,744	0	(765)
	08/2025		$4,560	INR	393,851	23	0
	09/2025	MXN	1		$0	0	0

GLM	07/2025	BRL	89,698		16,272	0	(238)
	07/2025	TWD	24,948		767	0	(88)
	07/2025		$16,437	BRL	89,698	73	0
	07/2025		467	IDR	7,617,342	1	0
	07/2025		190	SGD	242	0	0
	08/2025	SGD	241		$190	0	(1)
	10/2025		$16,272	BRL	91,752	231	0

IND	07/2025		569	SEK	5,382	0	0
	08/2025	SEK	5,370		$569	0	0

JPM	07/2025	CNH	15,644		2,168	0	(20)
	07/2025	KRW	202,672		149	0	(1)
	07/2025	NZD	1,818		1,084	0	(24)
	07/2025	SGD	3,664		2,853	0	(29)
	07/2025	TRY	76,441		1,881	0	(15)
	07/2025	TWD	89,024		2,737	0	(314)
	07/2025		$57	KRW	77,877	1	0
	07/2025		5,174	PLN	19,425	215	0
	07/2025		272	SGD	348	2	0
	07/2025		627	TWD	18,608	11	0
	07/2025		345	ZAR	6,162	3	0
	08/2025	CNH	32,051		$4,462	0	(33)
	08/2025	SGD	347		272	0	(2)
	08/2025	TWD	107,247		3,290	0	(395)
	08/2025		$3,343	CNH	23,891	7	0
	08/2025		1,773	INR	153,694	16	0
	08/2025		55	TWD	1,806	7	0

MBC	07/2025	CAD	32,626		$23,756	1	(203)
	07/2025	CHF	4,742		5,771	0	(206)
	07/2025	CNH	8,544		1,186	0	(9)

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	SGD	8,802		$6,861	$0	$(61)
	07/2025	THB	39,786		1,202	0	(23)
	07/2025	TWD	54,640		1,676	0	(196)
	07/2025		$34,397	CAD	47,282	325	0
	07/2025		2,248	EUR	1,943	41	0
	07/2025		1,123	GBP	832	19	0
	07/2025		469	IDR	7,621,276	0	0
	07/2025		2,961	JPY	425,429	0	(7)
	07/2025		3,632	PLN	13,599	140	0
	07/2025		7,173	SGD	9,276	122	0
	07/2025		336	THB	11,205	9	0
	07/2025		44	TWD	1,307	1	0
	08/2025	CAD	47,203		$34,397	0	(326)
	08/2025	CNH	18,701		2,599	0	(24)
	08/2025	SGD	9,255		7,173	0	(124)
	08/2025	TWD	83,596		2,580	0	(293)

MYI	07/2025	CAD	14,625		10,741	1	0
	07/2025	JPY	302,099		2,073	0	(25)
	07/2025		$1,517	JPY	219,089	5	0
	07/2025		624	NOK	6,291	0	0
	07/2025		0	PLN	1	0	0
	08/2025	CNH	20,713		$2,893	0	(11)
	08/2025	NOK	6,290		624	0	(1)
	08/2025		$2,073	JPY	300,988	25	0

SCX	07/2025	CHF	33		$40	0	(1)
	07/2025	ILS	59		17	0	(1)
	07/2025	JPY	3,364		23	0	0
	07/2025	TWD	4,144		142	0	0
	07/2025		$2,174	IDR	35,425,807	7	0
	07/2025		1,432	SGD	1,848	21	0
	07/2025		8,662	TWD	257,516	164	0
	08/2025	CNH	42,956		$6,011	0	(13)
	08/2025	SGD	1,843		1,432	0	(21)
	08/2025	TWD	30,649		939	0	(114)
	08/2025		$1,385	INR	118,928	0	(1)
	08/2025		23	JPY	3,352	0	0

SOG	07/2025	JPY	498,384		$3,453	0	(8)
	07/2025		$65	NOK	655	0	0
	08/2025	NOK	655		$65	0	0
	08/2025		$11	INR	918	0	0
	08/2025		3,453	JPY	496,555	8	0

SSB	07/2025	GBP	18,275		$24,745	0	(341)

UAG	07/2025	ILS	588		164	0	(11)
	07/2025	KRW	163,043		120	0	(1)
	07/2025	NOK	3,908		385	0	(3)
	07/2025	THB	6,342		191	0	(4)
	07/2025		$988	JPY	142,952	5	0
	07/2025		120	KRW	163,122	1	0
	09/2025		1,822	MXN	35,313	45	0

Total Forward Foreign Currency Contracts						$5,130	$(10,788)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	0.784%	$400	$(4)	$7	$3	$0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	600	(5)	8	3	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	2,000	6	9	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	500	(10)	15	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	1,900	(20)	34	14	0

Total Swap Agreements							$(38)	$85	$47	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$175	$0	$0	$175	$(225)	$0	$0	$(225)	$(50)	$0	$(50)
BOA	12	0	0	12	(1,977)	0	0	(1,977)	(1,965)	1,713	(252)
BPS	112	0	0	112	(674)	0	0	(674)	(562)	640	78
BRC	342	0	0	342	(1,103)	0	0	(1,103)	(761)	411	(350)
BSH	0	0	0	0	(572)	0	0	(572)	(572)	328	(244)
CBK	2,180	0	0	2,180	(2,242)	0	0	(2,242)	(62)	415	353
DUB	802	0	0	802	(807)	0	0	(807)	(5)	0	(5)
GLM	305	0	0	305	(327)	0	0	(327)	(22)	0	(22)
GST	0	0	3	3	0	0	0	0	3	0	3
JPM	262	0	3	265	(833)	0	0	(833)	(568)	687	119
MBC	658	0	0	658	(1,472)	0	0	(1,472)	(814)	592	(222)
MYC	0	0	41	41	0	0	0	0	41	0	41
MYI	31	0	0	31	(37)	0	0	(37)	(6)	0	(6)
SCX	192	0	0	192	(151)	0	0	(151)	41	0	41
SOG	8	0	0	8	(8)	0	0	(8)	0	0	0
SSB	0	0	0	0	(341)	0	0	(341)	(341)	0	(341)
UAG	51	0	0	51	(19)	0	0	(19)	32	357	389

Total Over the Counter	$5,130	$0	$47	$5,177	$(10,788)	$0	$0	$(10,788)

(l)

Securities with an aggregate market value of $5,143 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,387	$1,387
Swap Agreements	0	2	0	0	12	14

	$0	$2	$0	$0	$1,399	$1,401

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,130	$0	$5,130
Swap Agreements	0	47	0	0	0	47

	$0	$47	$0	$5,130	$0	$5,177

	$0	$49	$0	$5,130	$1,399	$6,578

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,034	$2,034
Swap Agreements	0	1	0	0	1,810	1,811

	$0	$1	$0	$0	$3,844	$3,845

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,788	$0	$10,788

	$0	$1	$0	$10,788	$3,844	$14,633

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,417	$2,417
Swap Agreements	0	1,435	0	0	8,968	10,403

	$0	$1,435	$0	$0	$11,385	$12,820

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,718)	$0	$(7,718)
Swap Agreements	0	32	0	0	0	32

	$0	$32	$0	$(7,718)	$0	$(7,686)

	$0	$1,467	$0	$(7,718)	$11,385	$5,134

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,148	$3,148
Swap Agreements	0	(19)	0	0	(22,567)	(22,586)

	$0	$(19)	$0	$0	$(19,419)	$(19,438)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,944)	$0	$(7,944)
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$(7,944)	$0	$(7,903)

	$0	$22	$0	$(7,944)	$(19,419)	$(27,341)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,767	$0	$3,767
Corporate Bonds & Notes
Banking & Finance	0	551,666	1,883	553,549
Industrials	0	210,447	0	210,447
Utilities	0	69,179	0	69,179
Municipal Bonds & Notes
California	0	5,855	0	5,855
Illinois	0	921	0	921
West Virginia	0	5,530	0	5,530
U.S. Government Agencies	0	1,051,577	0	1,051,577
U.S. Treasury Obligations	0	327,879	0	327,879
Non-Agency Mortgage-Backed Securities	0	100,931	0	100,931
Asset-Backed Securities
Automobile ABS Other	0	4,723	0	4,723
Automobile Sequential	0	11,925	0	11,925
CMBS Other	0	9,117	0	9,117
Home Equity Other	0	20,909	0	20,909

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Home Equity Sequential	$0	$22	$0	$22
Manufacturing House Sequential	0	520	0	520
Other ABS	0	136,032	5,043	141,075
Sovereign Issues	0	83,745	0	83,745
Preferred Securities
Banking & Finance	0	25,218	0	25,218
Short-Term Instruments
Mutual Funds	0	505	0	505
U.S. Treasury Bills	0	1,595	0	1,595

	$0	$2,622,063	$6,926	$2,628,989

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$169	$0	$0	$169

Total Investments	$169	$2,622,063	$6,926	$2,629,158

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)	June 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,458)	$0	$(77,458)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	189	1,212	0	1,401
Over the counter	0	5,177	0	5,177

	$189	$6,389	$0	$6,578

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(179)	$(3,666)	$0	$(3,845)
Over the counter	0	(10,788)	0	(10,788)

	$(179)	$(14,454)	$0	$(14,633)

Total Financial Derivative Instruments	$10	$(8,065)	$0	$(8,055)

Totals	$179	$2,536,540	$6,926	$2,543,645

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.9%

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 17.0%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~	$500	$500
6.575% due 10/13/2026 •	300	301

American Tower Corp.
5.000% due 01/31/2030	200	204

Athene Global Funding
5.684% due 02/23/2026 (d)	800	806

Avolon Holdings Funding Ltd.
5.500% due 01/15/2026	300	300

Barclays PLC
5.304% due 08/09/2026 •(d)	600	600

BPCE SA
6.612% due 10/19/2027 •	400	410

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	400	400
7.341% due 03/06/2026 ~	500	505

HSBC Holdings PLC
5.966% (US0003M + 1.380%) due 09/12/2026 ~(d)	2,070	2,076

ING Groep NV
5.422% due 03/25/2029 ~	500	500

Lloyds Banking Group PLC
4.716% due 08/11/2026 •(d)	1,000	1,000

Mizuho Financial Group, Inc.
5.446% due 05/13/2031 ~	1,000	1,000

ORIX Corp.
4.650% due 09/10/2029	500	504

		9,106

INDUSTRIALS 10.5%

Arrow Electronics, Inc.
5.150% due 08/21/2029	300	305

Berry Global, Inc.
1.570% due 01/15/2026	600	589
4.875% due 07/15/2026	280	280

Boeing Co.
2.196% due 02/04/2026	300	295

Broadcom, Inc.
3.459% due 09/15/2026	900	892

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	200	202

HCA, Inc.
5.000% due 03/01/2028	100	102

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	411	407

Las Vegas Sands Corp.
5.900% due 06/01/2027	500	511

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	200	201

Synopsys, Inc.
4.650% due 04/01/2028	200	202

Uber Technologies, Inc.
6.250% due 01/15/2028	1,000	1,005

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	300	301

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	300	302

		5,594

UTILITIES 6.3%

AES Corp.
1.375% due 01/15/2026	1,300	1,276

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	600	607

ONEOK, Inc.
4.400% due 10/15/2029	300	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.950% due 03/01/2026	$100	$99
5.339% due 09/04/2025 ~	300	300

Southern California Edison Co.
4.700% due 06/01/2027	300	301
5.250% due 03/15/2030	500	505

		3,386

Total Corporate Bonds & Notes (Cost $18,092)		18,086

U.S. GOVERNMENT AGENCIES 53.2%

Fannie Mae
5.205% due 09/25/2054 - 03/25/2055 •(d)	2,099	2,094
5.305% due 05/25/2055 •	193	193
5.355% due 01/25/2055 •	469	468
5.405% due 06/25/2054 - 01/25/2055 •	912	912
5.455% due 01/25/2055 •	468	468
5.505% due 01/25/2055 •	187	188
5.555% due 11/25/2053 •	275	276

Freddie Mac
1.000% due 09/15/2044 (d)	1,098	965
5.175% due 04/25/2055 •(d)	677	676
5.205% due 09/25/2054 •(d)	668	667
5.245% due 11/25/2054 •(d)	1,321	1,319
5.255% due 10/25/2054 - 02/25/2055 •	755	755
5.255% due 04/25/2055 •(d)	668	667
5.305% due 10/25/2052 - 02/25/2055 •	1,242	1,233
5.305% due 06/25/2055 •(d)	1,971	1,978
5.306% due 06/25/2055 «•	400	401
5.404% due 07/25/2055 •	200	200
5.455% due 12/25/2054 - 01/25/2055 •	983	982
5.455% due 03/25/2055 •(d)	800	800
5.505% due 01/25/2055 - 02/25/2055 •	561	562
5.555% due 05/25/2054 •	336	337
5.555% due 06/25/2055 •(d)	694	698

Ginnie Mae
4.882% due 10/20/2037 •	14	14
5.126% due 08/20/2061 •	1	1
5.204% due 06/20/2055 •	600	600
5.252% due 05/20/2055 •	199	199

Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2055	2,000	1,959
5.500% due 08/01/2055	3,200	3,197
6.000% due 08/01/2055	5,600	5,686

Total U.S. Government Agencies (Cost $28,515)		28,495

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2026 (d)	1,071	1,061
0.125% due 10/15/2026	235	232
2.125% due 04/15/2029	332	341

Total U.S. Treasury Obligations (Cost $1,624)		1,634

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.8%

AG Trust
6.327% due 07/15/2041 •	190	191

Banc of America Funding Trust
7.621% due 09/20/2034 ~	6	6

Bear Stearns Adjustable Rate Mortgage Trust
5.939% due 01/25/2034 ~	3	3
6.547% due 04/25/2033 ~	7	7
6.971% due 11/25/2034 ~	13	12

BWAY Mortgage Trust
5.676% due 09/15/2036 •	1,000	965

BX Trust
5.126% due 01/15/2034 •	457	457

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		$791	$735
7.230% due 10/25/2035 •		1	1

Credit Suisse First Boston Mortgage Securities Corp.
5.695% due 06/25/2033 ~		4	4
6.500% due 04/25/2033		9	9

DROP Mortgage Trust
5.576% due 10/15/2043 •		1,000	971

Extended Stay America Trust
5.506% due 07/15/2038 •		1,115	1,116

GCAT Trust
1.348% due 05/25/2066 ~		406	354
1.503% due 05/25/2066 ~		406	355

Gemgarto PLC
5.124% due 12/16/2067 •	GBP	216	297

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		$381	353
5.000% due 02/25/2052 •		1,108	1,029

GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		1	1
6.559% due 08/25/2033 •		9	9

Impac CMB Trust
5.074% due 03/25/2035 •		97	94

JP Morgan Chase Commercial Mortgage Securities Trust
5.809% due 12/15/2031 •		276	274

JP Morgan Mortgage Trust
5.875% due 02/25/2035 ~		1	1
6.592% due 09/25/2034 ~		3	3
7.157% due 02/25/2034 ~		7	7
7.534% due 04/25/2035 ~		5	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.906% due 06/15/2030 •		3	2
5.137% due 10/20/2029 •		3	2

Merrill Lynch Mortgage Investors Trust
4.894% due 04/25/2029 •		1	1
5.519% due 02/25/2035 ~		40	38

MFA Trust
1.131% due 07/25/2060 ~		412	376
1.381% due 04/25/2065 ~		56	54
6.105% due 12/25/2068 þ		132	133

Morgan Stanley Mortgage Loan Trust
5.600% due 11/25/2034 ~		1	1

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		148	138

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		166	159
3.500% due 12/25/2057 ~		398	386

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •		1,000	999

OBX Trust
6.520% due 07/25/2063 þ		254	256

Prime Mortgage Trust
4.834% due 02/25/2034 •		2	1

Sequoia Mortgage Trust
5.132% due 10/19/2026 •		14	14
5.192% due 10/20/2027 •		1	1

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	2
5.012% due 07/19/2034 •		9	8
5.092% due 09/19/2032 •		1	1

Thornburg Mortgage Securities Trust
5.074% due 09/25/2043 •		2	2
5.642% due 04/25/2045 ~		5	5

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		197	190
3.750% due 05/25/2058 ~		376	370
5.434% due 05/25/2058 •		228	234
5.434% due 10/25/2059 •		202	203

Verus Securitization Trust
5.712% due 01/25/2069 þ		192	193

WaMu Mortgage Pass-Through Certificates Trust
4.974% due 12/25/2045 •		53	54
5.014% due 10/25/2045 •		8	8

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.174% due 11/25/2034 •	$21	$20
5.234% due 06/25/2044 •	8	8
5.799% due 06/25/2042 •	2	1

Total Non-Agency Mortgage-Backed Securities (Cost $11,564)		11,119

ASSET-BACKED SECURITIES 26.4%

AUTOMOBILE SEQUENTIAL 0.4%

ARI Fleet Lease Trust
4.590% due 03/15/2034	200	201

CMBS OTHER 1.2%

BXMT Ltd.
6.328% due 11/15/2037 •	378	378

HERA Commercial Mortgage Ltd.
5.479% due 02/18/2038 •	139	139

MF1 Ltd.
5.509% due 10/16/2036 •	40	40
6.128% due 12/15/2035 •	88	88

		645

HOME EQUITY OTHER 3.2%

Amortizing Residential Collateral Trust
5.434% due 10/25/2034 •	97	97

Bear Stearns Asset-Backed Securities Trust
5.234% due 10/27/2032 •	4	4
5.559% due 03/25/2035 •	162	162

Chase Funding Trust
5.174% due 10/25/2032 •	24	24

Countrywide Asset-Backed Certificates Trust
4.798% due 05/25/2036 •	114	114

Delta Funding Home Equity Loan Trust
5.246% due 09/15/2029 •	3	3

Finance America Mortgage Loan Trust
5.259% due 08/25/2034 •	75	71

GSAMP Trust
4.954% due 06/25/2036 •	333	324

New Century Home Equity Loan Trust
5.364% due 11/25/2034 •	437	443

NovaStar Mortgage Funding Trust
5.094% due 01/25/2036 •	25	25

RAAC Trust
4.984% due 01/25/2046 •	208	208

Securitized Asset-Backed Receivables LLC Trust
5.109% due 01/25/2035 •	243	223

		1,698

WHOLE LOAN COLLATERAL 1.3%

First Franklin Mortgage Loan Trust
4.754% due 04/25/2036 •	695	680

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 20.3%

37 Capital CLO Ltd.
5.536% due 10/15/2034 •		$400	$400

522 Funding CLO Ltd.
5.571% due 10/20/2031 •		194	194

Ares CLO Ltd.
5.573% due 04/25/2034 •		400	400

Blackrock European CLO DAC
2.899% due 10/15/2031 •	EUR	1,247	1,465

Canyon CLO Ltd.
5.336% due 07/15/2034 •		$400	400

Carlyle Euro CLO DAC
2.979% due 01/15/2031 •	EUR	458	539

Carlyle Global Market Strategies Euro CLO Ltd.
2.893% due 11/15/2031 •		353	416

Dryden CLO Ltd.
5.362% due 08/20/2034 •		$400	399

Elevation CLO Ltd.
5.412% due 07/25/2034 •		400	400

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		693	616

Harvest CLO DAC
1.040% due 07/15/2031	EUR	297	340

LCM Ltd.
5.611% due 04/20/2031 •		$134	135

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		288	268
1.690% due 05/15/2069		522	486

OCP Euro CLO DAC
3.116% due 09/22/2034 •	EUR	370	436

Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •		$400	398

Octagon Ltd.
5.576% due 07/21/2035 •		500	500

Palmer Square European Loan Funding DAC
3.259% due 01/15/2033 •	EUR	189	222

Sculptor CLO Ltd.
5.329% due 07/20/2034 •		$400	400

SLM Student Loan Trust
5.375% due 04/25/2049		26	26
6.325% due 01/27/2026		85	85

SMB Private Education Loan Trust
5.026% due 03/17/2053 •		71	70
5.284% due 09/15/2054 •		1,010	1,007

Toro European CLO DAC
3.185% due 01/12/2032 •	EUR	476	560

Towd Point Asset Trust
5.132% due 11/20/2061 •		$116	116

Tralee CLO Ltd.
5.502% due 10/25/2032 •		291	291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya Ltd.
5.518% due 10/15/2030 •		$324	$325

			10,894

Total Asset-Backed Securities (Cost $14,318)			14,118

SOVEREIGN ISSUES 4.3%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (a)	BRL	7,500	1,332

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$300	314

Israel Government International Bond
5.000% due 10/30/2026	EUR	300	363
5.375% due 02/19/2030		$300	306

Total Sovereign Issues (Cost $2,176)			2,315

		SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)		203,493	204

Total Short-Term Instruments (Cost $204)			204

Total Investments in Securities (Cost $76,493)			75,971

INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III		9,256	90

Total Short-Term Instruments (Cost $90)			90

Total Investments in Affiliates (Cost $90)			90

Total Investments 142.1% (Cost $76,583)			$76,061

Financial Derivative Instruments (e)(f) (0.7)% (Cost or Premiums, net $(30))			(366)

Other Assets and Liabilities, net (41.4)%			(22,155)

Net Assets 100.0%			$53,540

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Coupon represents a 7-Day Yield.

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
SBI	4.520%	06/12/2025	TBD	(2)	$(9,497)	$(9,519)
TDM	4.490	12/20/2024	TBD	(2)	(776)	(795)
	4.500	01/31/2025	TBD	(2)	(2,972)	(3,027)
	4.500	02/18/2025	TBD	(2)	(572)	(581)

Total Reverse Repurchase Agreements						$(13,922)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	4.620%	06/30/2025	07/01/2025	$(531)	$(531)

Total Sale-Buyback Transactions					$(531)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2055	$9,900	$(9,111)	$(9,205)

Total Short Sales (17.2)%				$(9,111)	$(9,205)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
SBI	$0	$(9,519)	$0	$(9,519)	$9,863	$344
TDM	0	(4,403)	0	(4,403)	4,481	78

Master Securities Forward Transaction Agreement
BCY	0	0	(531)	(531)	531	(0)

Total Borrowings and Other Financing Transactions	$0	$(13,922)	$(531)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,403)	$(4,403)
U.S. Government Agencies	0	0	0	(9,519)	(9,519)

Total	$0	$0	$0	$(13,922)	$(13,922)

Sale-Buyback Transactions
U.S. Treasury Obligations	(531)	0	0	0	(531)

Total	$(531)	$0	$0	$0	$(531)

Total Borrowings	$(531)	$0	$0	$(13,922)	$(14,453)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(14,453)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO Fixed Income Shares: Series LD	(Cont.)

(d)	Securities with an aggregate market value of $14,875 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(15,895) at a weighted average interest rate of 4.532%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2025	176	$42,093	$(13)	$0	$(3)
3-Month SOFR Active Contract March Futures	06/2026	402	97,083	171	30	0
U.S. Treasury 2-Year Note September Futures	09/2025	23	4,785	21	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	582	63,438	694	77	0

				$873	$108	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2025	27	$(3,027)	$(43)	$0	$(8)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	48	(5,485)	(137)	0	(23)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	48	(5,718)	(196)	0	(65)

				$(376)	$0	$(96)

Total Futures Contracts				$497	$108	$(99)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$900	$(12)	$(8)	$(20)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	3,800	$(104)	$57	$(47)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		$10,000	12	1	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		2,600	0	(37)	(37)	0	(3)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		51,203	48	(585)	(537)	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,400	10	(36)	(26)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,200	(19)	50	31	0	(1)

							$(53)	$(550)	$(603)	$0	$(84)

Total Swap Agreements							$(65)	$(558)	$(623)	$0	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$108	$0	$108	$0	$(99)	$(86)	$(185)

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Cash of $2,452 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	AUD	14		$9	$0	$0
	07/2025	EUR	3,690		4,196	0	(151)
	07/2025		$78	KRW	106,657	1	0
	07/2025		7	SGD	9	0	0
	08/2025	SGD	9		$7	0	0
	08/2025	TWD	19		1	0	0

BPS	07/2025	BRL	112		20	0	0
	07/2025	NOK	105		10	0	0
	07/2025	SEK	95		10	0	0
	07/2025	THB	133		4	0	0
	07/2025		$20	BRL	112	1	0
	07/2025		19	IDR	303,828	0	0
	07/2025		8	TWD	231	0	0
	08/2025	CNH	619		$87	0	0
	08/2025		$16	INR	1,402	0	0
	10/2025	BRL	3,035		$508	0	(38)

BRC	07/2025	ILS	508		146	0	(5)
	07/2025		$248	GBP	182	2	0
	07/2025		72	ILS	244	0	0
	07/2025		3	JPY	367	0	0
	07/2025		10	PLN	37	0	0
	07/2025		74	ZAR	1,341	2	0
	08/2025	GBP	182		$248	0	(2)
	08/2025		$109	CNH	788	2	0

CBK	07/2025	BRL	2,151		$394	0	(2)
	07/2025	KRW	360,836		263	0	(5)
	07/2025	THB	1,302		39	0	(1)
	07/2025		$371	BRL	2,151	25	0
	07/2025		50	IDR	810,870	0	0
	07/2025		208	TWD	6,176	4	0
	08/2025		54	CNH	394	1	0
	08/2025		121	INR	10,411	1	0

DUB	07/2025	ILS	246		$71	0	(2)
	07/2025	KRW	13,636		10	0	0
	07/2025		$4,281	EUR	3,690	66	0
	07/2025		3	IDR	45,258	0	0
	07/2025		2	TWD	50	0	0
	08/2025	EUR	3,682		$4,281	0	(66)
	08/2025		$56	INR	4,831	0	0

FAR	07/2025	AUD	308		$199	0	(4)
	07/2025	BRL	2,267		407	0	(10)
	07/2025	CHF	51		62	0	(2)
	07/2025	JPY	7,401		51	0	(1)
	07/2025		$210	AUD	322	1	0
	07/2025		415	BRL	2,267	2	0
	07/2025		64	CHF	51	1	0
	07/2025		90	JPY	12,959	0	0
	07/2025		6	SGD	7	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Schedule of Investments	PIMCO Fixed Income Shares: Series LD	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	AUD	322		$211	$0	$(2)
	08/2025	CHF	51		64	0	(1)
	08/2025	CNH	653		91	0	0
	08/2025	SGD	7		6	0	0
	08/2025		$27	INR	2,314	0	0
	08/2025		51	JPY	7,374	1	0
	09/2025		311	BRL	1,745	5	0

GLM	07/2025	TWD	16,203		$498	0	(57)
	07/2025		$12	IDR	192,346	0	0
	07/2025		2	SGD	3	0	0
	07/2025		26	TWD	840	3	0
	08/2025	SGD	3		$2	0	0
	10/2025	BRL	4,300		707	0	(67)

IND	07/2025		$10	SEK	95	0	0
	08/2025	SEK	95		$10	0	0

JPM	07/2025	KRW	11,603		8	0	0
	07/2025	SGD	62		48	0	(1)
	07/2025		$107	PLN	402	5	0
	07/2025		4	SGD	6	0	0
	07/2025		14	TWD	429	0	0
	07/2025		21	ZAR	380	0	0
	08/2025	CNH	662		$93	0	0
	08/2025	SGD	6		5	0	0
	08/2025	TWD	2,445		75	0	(9)
	08/2025		$18	INR	1,564	0	0

MBC	07/2025	CAD	323		$236	0	(2)
	07/2025	SGD	148		116	0	(1)
	07/2025	THB	650		20	0	(1)
	07/2025		$235	CAD	324	2	0
	07/2025		11	IDR	187,055	0	0
	07/2025		3	JPY	417	0	0
	07/2025		77	PLN	287	3	0
	07/2025		119	SGD	154	2	0
	07/2025		32	TWD	1,002	3	0
	08/2025	CAD	323		$235	0	(2)
	08/2025	SGD	154		119	0	(2)

MYI	07/2025	JPY	5,756		40	0	0
	07/2025		$2	JPY	293	0	0
	07/2025		9	NOK	95	0	0
	08/2025	CNH	666		$93	0	0
	08/2025	NOK	95		9	0	0
	08/2025	NZD	14		9	0	0
	08/2025		$28	CNH	204	1	0
	08/2025		40	JPY	5,735	0	0
	10/2025	BRL	200		$33	0	(3)

SCX	07/2025	ILS	4		1	0	0
	07/2025	JPY	647		4	0	0
	07/2025	NZD	14		8	0	0
	07/2025		$53	GBP	39	1	0
	07/2025		55	IDR	894,503	0	0
	07/2025		24	SGD	31	0	0
	07/2025		83	TWD	2,421	0	0
	08/2025	CNH	1,148		$161	0	0
	08/2025	SGD	31		24	0	0
	08/2025		$126	CNH	913	2	0
	08/2025		19	INR	1,621	0	0
	08/2025		4	JPY	644	0	0

SSB	07/2025	GBP	221		$299	0	(4)

UAG	07/2025	ILS	37		10	0	(1)

Total Forward Foreign Currency Contracts						$137	$(442)

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	26,800	$21	$17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	26,800	22	0

Total Purchased Options							$43	$17

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900%	07/16/2025	6,550	$(7)	$(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	900	(1)	0

Total Written Options						$(8)	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$1	$0	$0	$1	$(151)	$0	$0	$(151)	$(150)	$0	$(150)
BPS	1	0	0	1	(38)	0	0	(38)	(37)	0	(37)
BRC	6	0	0	6	(7)	0	0	(7)	(1)	0	(1)
CBK	31	0	0	31	(8)	0	0	(8)	23	0	23
DUB	66	0	0	66	(68)	0	0	(68)	(2)	0	(2)
FAR	10	0	0	10	(20)	0	0	(20)	(10)	0	(10)
GLM	3	0	0	3	(124)	0	0	(124)	(121)	0	(121)
GST	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
JPM	5	0	0	5	(10)	0	0	(10)	(5)	0	(5)
MBC	10	0	0	10	(8)	0	0	(8)	2	0	2
MYC	0	17	0	17	0	0	0	0	17	0	17
MYI	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
SCX	3	0	0	3	0	0	0	0	3	0	3
SSB	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$137	$17	$0	$154	$(442)	$(1)	$0	$(443)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Schedule of Investments	PIMCO Fixed Income Shares: Series LD	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$137	$0	$137
Purchased Options	0	0	0	0	17	17

	$0	$0	$0	$137	$17	$154

	$0	$0	$0	$137	$125	$262

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$99	$99
Swap Agreements	0	2	0	0	84	86

	$0	$2	$0	$0	$183	$185

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$442	$0	$442
Written Options	0	1	0	0	0	1

	$0	$1	$0	$442	$0	$443

	$0	$3	$0	$442	$183	$628

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$500	$500
Swap Agreements	0	(53)	0	0	(287)	(340)

	$0	$(53)	$0	$0	$213	$160

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(264)	$0	$(264)
Written Options	0	(29)	0	0	0	(29)

	$0	$(29)	$0	$(264)	$0	$(293)

	$0	$(82)	$0	$(264)	$213	$(133)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$361	$361
Swap Agreements	0	(8)	0	0	(660)	(668)

	$0	$(8)	$0	$0	$(299)	$(307)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(612)	$0	$(612)
Purchased Options	0	0	0	0	(25)	(25)
Written Options	0	7	0	0	0	7

	$0	$7	$0	$(612)	$(25)	$(630)

	$0	$(1)	$0	$(612)	$(324)	$(937)

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,106	$0	$9,106
Industrials	0	5,594	0	5,594
Utilities	0	3,386	0	3,386
U.S. Government Agencies	0	28,094	401	28,495
U.S. Treasury Obligations	0	1,634	0	1,634
Non-Agency Mortgage-Backed Securities	0	11,119	0	11,119
Asset-Backed Securities
Automobile Sequential	0	201	0	201
CMBS Other	0	645	0	645
Home Equity Other	0	1,698	0	1,698
Whole Loan Collateral	0	680	0	680
Other ABS	0	10,894	0	10,894
Sovereign Issues	0	2,315	0	2,315
Short-Term Instruments
Mutual Funds	0	204	0	204

	$0	$75,570	$401	$75,971

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90	$0	$0	$90

Total Investments	$90	$75,570	$401	$76,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,205)	$0	$(9,205)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	108	0	108
Over the counter	0	154	0	154

	$0	$262	$0	$262

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(184)	0	(184)
Over the counter	0	(443)	0	(443)

	$0	$(627)	$0	$(627)

Total Financial Derivative Instruments	$0	$(365)	$0	$(365)

Totals	$90	$66,000	$401	$66,491

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Schedule of Investments	PIMCO Fixed Income SHares: Series M

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Castlelake LP
2.950% due 05/13/2031 «	$6,793	$6,417

Total Loan Participations and Assignments (Cost $6,787)		6,417

CORPORATE BONDS & NOTES 37.5%

BANKING & FINANCE 27.5%

Ally Financial, Inc.
6.848% due 01/03/2030 •	3,600	3,802

American Homes 4 Rent LP
5.250% due 03/15/2035	3,000	2,980

American Tower Corp.
2.950% due 01/15/2051	1,500	951
5.550% due 07/15/2033	1,100	1,135

Antares Holdings LP
6.350% due 10/23/2029	4,300	4,346
7.950% due 08/11/2028	7,550	7,978

Ares Management Corp.
5.600% due 10/11/2054	2,500	2,362

Athene Global Funding
5.380% due 01/07/2030	3,000	3,069
5.526% due 07/11/2031	5,000	5,112

Aviation Capital Group LLC
6.750% due 10/25/2028	5,250	5,583

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	243	231

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	5,000	5,216

Banco Santander SA
5.538% due 03/14/2030 •	6,800	7,014
6.033% due 01/17/2035	3,200	3,373

Bank of America Corp.
5.288% due 04/25/2034 •	15,000	15,306

Barclays PLC
6.224% due 05/09/2034 •	2,000	2,123
7.437% due 11/02/2033 •	1,200	1,362

BGC Group, Inc.
6.150% due 04/02/2030	4,000	4,057
8.000% due 05/25/2028	4,300	4,601

Blue Owl Capital Corp.
2.875% due 06/11/2028	9,700	9,039

BPCE SA
6.714% due 10/19/2029 •	7,500	7,945
7.003% due 10/19/2034 •	7,500	8,243

Capital One Financial Corp.
7.624% due 10/30/2031 •	5,000	5,651

CI Financial Corp.
4.100% due 06/15/2051	5,000	3,558

Citadel Finance LLC
5.900% due 02/10/2030	4,100	4,141

Citadel LP
6.375% due 01/23/2032	2,700	2,821

Citigroup, Inc.
3.785% due 03/17/2033 •	5,000	4,675
5.449% due 06/11/2035 •	15,000	15,328
6.270% due 11/17/2033 •	10,000	10,771

Constellation Insurance, Inc.
6.800% due 01/24/2030	6,300	6,268

Cousins Properties LP
5.250% due 07/15/2030	3,800	3,873
5.375% due 02/15/2032	2,400	2,427

Credit Agricole SA
5.862% due 01/09/2036 •	3,000	3,111

Credit Suisse AG AT1 Claim	5,500	660

Crown Castle, Inc.
5.200% due 09/01/2034	3,000	2,974

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035	3,150	3,172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deloitte LLP
5.410% due 01/30/2032 «(h)		$1,800	$1,814
5.590% due 01/30/2035 «(h)		1,100	1,099
5.970% due 01/30/2045 «(h)		900	868

Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	900	1,078

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$2,000	1,782

Essex Portfolio LP
5.500% due 04/01/2034		5,000	5,110

European Union
2.875% due 10/05/2029	EUR	77,600	93,270

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		$2,600	2,682

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	4,037

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	199
5.800% due 03/05/2027		1,000	1,008
6.125% due 03/08/2034		4,000	3,896
6.800% due 05/12/2028		10,000	10,338
6.950% due 03/06/2026		4,500	4,544
7.350% due 11/04/2027		5,000	5,194

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	3,035

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,633
6.875% due 08/15/2029		3,200	3,283

GA Global Funding Trust
5.500% due 01/08/2029		3,000	3,076
5.900% due 01/13/2035		2,000	2,030

Global Atlantic Fin Co.
6.750% due 03/15/2054		400	410

GLP Capital LP
5.625% due 09/15/2034		1,500	1,496

Goldman Sachs Group, Inc.
6.561% due 10/24/2034 •		5,000	5,531

Golub Capital Private Credit Fund
5.875% due 05/01/2030		2,000	1,998

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		3,200	3,202

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,463
5.719% due 03/04/2035 •		2,000	2,075

ING Groep NV
4.500% due 05/23/2029 •	EUR	400	494

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,043
4.875% due 02/01/2035		1,000	969

Jane Street Group
7.125% due 04/30/2031		2,000	2,106

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		2,400	2,443

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,216

Ladder Capital Finance Holdings LLLP
5.500% due 08/01/2030 (a)		1,500	1,511

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,527
4.300% due 02/01/2061		4,000	2,424

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(e)(f)		6,000	6,031

LPL Holdings, Inc.
5.750% due 06/15/2035		4,000	4,048

Marex Group PLC
5.829% due 05/08/2028		4,000	4,053

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,004

Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,000	5,553
5.250% due 04/21/2034 •		20,000	20,352

Nomura Holdings, Inc.
5.783% due 07/03/2034		2,750	2,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		$1,500	$1,537

Prologis LP
4.200% due 02/15/2033	CAD	4,000	2,958

Realty Income Corp.
5.125% due 04/15/2035		$2,000	2,003

Sabra Health Care LP
3.900% due 10/15/2029		4,600	4,380

Sammons Financial Group Global Funding
5.100% due 12/10/2029		2,500	2,555

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,000	1,970

Sixth Street Lending Partners
6.125% due 07/15/2030		1,500	1,528

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		8,300	8,344

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	91	123
5.744% due 04/13/2040		564	774
5.801% due 10/13/2040		618	850

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	5,025

UBS Group AG
5.699% due 02/08/2035 •		9,000	9,352

VICI Properties LP
5.625% due 04/01/2035		4,800	4,846

Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	6,395

			468,669

INDUSTRIALS 7.1%

Air Canada
4.625% due 08/15/2029	CAD	900	655

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$2,265	2,269

American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,372	4,025
3.375% due 11/01/2028		3,946	3,849
3.500% due 08/15/2033		437	396

Amrize Finance U.S. LLC
5.400% due 04/07/2035		5,400	5,482

Bacardi Ltd.
4.700% due 05/15/2028		1,000	1,004

Bayer U.S. Finance LLC
4.375% due 12/15/2028		358	355
6.500% due 11/21/2033		2,200	2,360
6.875% due 11/21/2053		2,300	2,444

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		2,000	2,035

Bowdoin College
4.693% due 07/01/2112		6,600	5,192

Cheniere Energy, Inc.
5.650% due 04/15/2034		2,000	2,049

CVS Pass-Through Trust
7.507% due 01/10/2032		3,716	3,892

Diageo Investment Corp.
5.625% due 04/15/2035		1,500	1,569

Diamondback Energy, Inc.
5.550% due 04/01/2035		2,600	2,629

DR Horton, Inc.
5.000% due 10/15/2034		4,000	3,957

Energy Transfer LP
5.600% due 09/01/2034		6,000	6,097
6.200% due 04/01/2055		4,000	3,941

Eni SpA
5.750% due 05/19/2035		1,800	1,842

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,490
4.317% due 12/30/2039		2,800	2,213

Harbour Energy PLC
6.327% due 04/01/2035		2,000	1,990

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
5.750% due 03/01/2035		$2,500	$2,572

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,048

Mars, Inc.
5.650% due 05/01/2045		2,500	2,508
5.700% due 05/01/2055		5,700	5,690

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,806

Mundys SpA
1.875% due 02/12/2028	EUR	400	456

National Fuel Gas Co.
5.950% due 03/15/2035		$1,650	1,688

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100	2,846

Occidental Petroleum Corp.
5.375% due 01/01/2032		1,200	1,191

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		1,700	1,651

Quanta Services, Inc.
5.250% due 08/09/2034		2,700	2,735

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	115
3.375% due 06/18/2026	GBP	100	136
5.750% due 10/15/2027		200	282

Smith & Nephew PLC
5.400% due 03/20/2034		$5,000	5,074

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,013
5.026% due 10/01/2029		2,400	2,409

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,511

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		1,625	1,574

United Airlines Pass-Through Trust
5.450% due 08/15/2038		1,883	1,907

Vale Overseas Ltd.
6.400% due 06/28/2054		3,000	2,951

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031		2,500	2,316

Weir Group, Inc.
5.350% due 05/06/2030		2,200	2,232

Western Midstream Operating LP
5.450% due 11/15/2034		1,700	1,667

Woodside Finance Ltd.
6.000% due 05/19/2035		3,350	3,421

			121,534

UTILITIES 2.9%

AES Corp.
5.800% due 03/15/2032		5,000	5,079

Appalachian Power Co.
5.650% due 04/01/2034		1,900	1,956

Black Hills Corp.
6.000% due 01/15/2035		4,100	4,255

Edison International
5.450% due 06/15/2029		600	594
5.750% due 06/15/2027		1,800	1,813

Electricite de France SA
5.950% due 04/22/2034		5,500	5,738

EPH Financing International AS
6.651% due 11/13/2028	EUR	6,000	7,675

FORESEA Holding SA
7.500% due 06/15/2030		$27	27

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,498

Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,251
4.550% due 07/01/2030		1,300	1,270
4.750% due 02/15/2044		3,000	2,444
4.950% due 07/01/2050		700	565
6.000% due 08/15/2035		2,000	2,023
6.700% due 04/01/2053		4,700	4,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PPL Capital Funding, Inc.
5.250% due 09/01/2034	$2,900	$2,925

Puget Energy, Inc.
5.725% due 03/15/2035	3,000	3,019

Southern California Edison Co.
4.875% due 03/01/2049	400	320

System Energy Resources, Inc.
6.000% due 04/15/2028	1,900	1,979

		50,150

Total Corporate Bonds & Notes (Cost $632,746)		640,353

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.6%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	6,710	6,109

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,455	3,854

		9,963

NEW YORK 0.1%

New York City, New York General Obligation Bonds, Series 2025
6.385% due 02/01/2055	820	853

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	642

Total Municipal Bonds & Notes (Cost $11,107)		11,458

U.S. GOVERNMENT AGENCIES 54.7%

Fannie Mae
4.981% due 05/25/2042 ~	5	5
5.361% due 03/25/2041 ~	4	4
6.348% due 11/01/2032 •	4	4
6.357% due 01/01/2033 •	7	7
6.363% due 05/01/2033 •	10	10
6.446% due 12/01/2034 •	16	17
6.500% due 07/18/2027	1	1
7.095% due 09/01/2027 •	5	5
7.465% due 09/01/2032 •	1	1

Freddie Mac
4.000% due 11/01/2047	6	6
4.868% due 08/15/2029 - 12/15/2031 •	2	2
4.918% due 09/15/2030 •	1	1
4.955% due 08/01/2032 •	11	12
4.968% due 03/15/2032 •	1	1
6.000% due 12/15/2028	30	31
6.375% due 01/01/2032 •	12	12
6.703% due 02/01/2033 •	5	5
7.000% due 04/01/2029 - 03/01/2030	3	3
7.250% due 10/01/2032 •	2	2
7.500% due 08/15/2030	8	8
7.500% due 10/01/2032 •	25	25

Ginnie Mae
4.625% due 07/20/2027 - 07/20/2029 •	6	6
4.750% due 10/20/2027 •	1	0
4.875% due 04/20/2027 - 06/20/2032 •	9	9
5.625% due 01/20/2027 - 03/20/2032 •	15	16

Ginnie Mae, TBA
2.500% due 08/01/2055 (a)	350,900	298,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	$43,745	$37,912
3.500% due 05/01/2047	91	84
4.000% due 12/01/2044 - 09/01/2052	65,283	60,866
5.000% due 11/01/2033 - 07/01/2053	21,927	21,583
5.500% due 09/01/2053 - 12/01/2053	1,718	1,719
6.500% due 12/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	8,500	7,356
4.500% due 08/01/2055	140,000	133,866
5.000% due 08/01/2055	188,000	184,148
5.500% due 08/01/2055	48,100	48,057
6.000% due 08/01/2055	50,000	50,765
6.500% due 08/01/2055	86,900	89,603

Total U.S. Government Agencies (Cost $926,620)		934,331

U.S. TREASURY OBLIGATIONS 7.2%

U.S. Treasury Bonds
4.250% due 08/15/2054 (i)	40,000	36,541

U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (k)	53,470	53,379
1.750% due 01/15/2034 (k)(m)	33,183	32,911

Total U.S. Treasury Obligations (Cost $123,839)		122,831

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%

Adjustable Rate Mortgage Trust
4.047% due 01/25/2036 ~	4	3
4.609% due 02/25/2036 ~	71	45
5.107% due 11/25/2035 ~	56	39

AG Trust
6.327% due 07/15/2041 •	5,750	5,768

American Home Mortgage Assets Trust
4.644% due 10/25/2046 •	322	163
4.814% due 09/25/2046 •	291	274
5.319% due 11/25/2046 •	471	114

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,964	1,958

Banc of America Alternative Loan Trust
6.000% due 07/25/2046	58	51

Banc of America Funding Trust
4.746% due 08/27/2036 ~	4,949	4,760
4.750% due 09/20/2047 ~	59	52
4.812% due 10/20/2036 •	65	50
4.846% due 09/20/2046 ~	30	27
4.854% due 04/25/2037 •	52	44
5.032% due 05/20/2047 •	23	21
5.234% due 05/25/2037 •	50	43
5.500% due 03/25/2036	5	5
5.625% due 04/20/2035 ~	40	37
5.831% due 04/25/2037 ~	334	290
6.249% due 02/20/2036 ~	64	61

Banc of America Mortgage Trust
5.403% due 05/25/2035 ~	178	160
5.500% due 09/25/2035	123	109
5.500% due 05/25/2037	62	47
5.904% due 02/25/2034 ~	55	55
6.107% due 07/25/2035 ~	4	4

BCAP LLC Trust
3.805% due 07/26/2036 ~	14	12
4.734% due 05/25/2047 •	24	22
4.770% due 03/26/2037 ~	48	39
4.874% due 05/25/2047 •	155	141
5.172% due 03/27/2037 ~	186	159
5.734% due 09/25/2047 •	47	41
6.834% due 10/25/2047 •	7,590	5,680

Bear Stearns Adjustable Rate Mortgage Trust
4.250% due 05/25/2047 ~	76	68
4.361% due 05/25/2034 ~	16	15

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.521% due 02/25/2036 ~	$30	$27
4.847% due 03/25/2035 ~	20	19
5.117% due 01/25/2035 ~	5	5
5.375% due 02/25/2034 ~	21	20
5.925% due 11/25/2034 ~	23	21
6.244% due 06/25/2035 ~	1	1
6.373% due 12/25/2046 •	256	214
6.464% due 10/25/2035 ~	18	18
6.884% due 01/25/2034 ~	24	24
7.080% due 10/25/2035 •	117	111

Bear Stearns ALT-A Trust
4.180% due 08/25/2036 ~	208	140
4.333% due 11/25/2036 ~	64	29
4.545% due 02/25/2036 ~	153	110
4.714% due 05/25/2036 ~	293	140
4.810% due 07/25/2035 ~	289	196
4.849% due 02/25/2036 ~	16	14
4.874% due 04/25/2036 •	53	47
4.880% due 01/25/2036 ~	1,647	1,526
5.467% due 05/25/2035 ~	25	24
5.495% due 06/25/2034 ~	698	627

Bear Stearns Mortgage Funding Trust
4.814% due 01/25/2037 •	43	42

Bear Stearns Structured Products, Inc. Trust
5.062% due 01/26/2036 ~	246	175

Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,280

BMO Mortgage Trust
5.625% due 12/15/2057 ~	3,500	3,635

BX Trust
5.409% due 05/15/2035 •	4,000	3,993

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,787	5,214
3.250% due 09/25/2063 ~	3,527	3,163

Chase Mortgage Finance Trust
4.266% due 03/25/2037 ~	15	14
4.669% due 03/25/2037 ~	29	27
4.897% due 09/25/2036 ~	479	399
6.000% due 05/25/2037	95	41

ChaseFlex Trust
5.000% due 07/25/2037	67	22
5.034% due 07/25/2037 •	108	96

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.283% due 08/25/2037	19	16

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.664% due 10/25/2035 •	456	440

CIM Trust
5.500% due 08/25/2064 ~	14,533	14,674

Citigroup Mortgage Loan Trust
4.118% due 10/25/2046 ~	64	56
4.400% due 09/25/2037 ~	9	9
4.770% due 03/25/2037 ~	33	29
4.783% due 09/25/2037 ~	177	163
4.874% due 01/25/2037 •	1,149	1,006
5.135% due 07/25/2037 ~	311	278
5.500% due 12/25/2035	107	52
5.988% due 08/25/2035 ~	4	4
6.250% due 11/25/2037 ~	93	37
6.310% due 11/25/2035 •	9	9
7.230% due 10/25/2035 •	30	31

Citigroup Mortgage Loan Trust, Inc.
4.251% due 12/25/2035 ~	57	35
6.686% due 08/25/2035 ~	75	75

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,932	5,201
6.500% due 06/25/2037	62	56

COMM Mortgage Trust
3.545% due 02/10/2036	1,667	1,638

Community Program Loan Trust
4.500% due 04/01/2029	1	1

Countrywide Alternative Loan Resecuritization Trust
3.931% due 08/25/2037 ~	46	20
6.000% due 08/25/2037 ~	48	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
4.144% due 05/25/2036 ~	$6	$5
4.400% due 06/25/2037 ~	31	30
4.449% due 08/25/2035 ~	103	95
4.612% due 02/20/2047 •	693	556
4.714% due 08/25/2037 •	285	265
4.784% due 11/25/2036 •	2,877	2,662
4.794% due 11/25/2036 •	16	21
4.794% due 05/25/2047 •	546	503
4.814% due 07/25/2046 •	18	19
4.814% due 09/25/2046 •	151	147
4.852% due 07/20/2046 •	20	17
4.874% due 05/25/2035 •	572	535
4.918% due 11/25/2035 ~	39	37
4.934% due 05/25/2035 •	1,092	949
4.934% due 06/25/2035 •	60	57
4.954% due 07/25/2035 •	60	55
4.954% due 12/25/2035 •	421	387
5.054% due 08/25/2035 •	67	62
5.399% due 02/25/2036 •	210	192
5.500% due 11/25/2035	64	37
5.500% due 02/25/2036	43	25
5.649% due 11/25/2047 •	363	322
5.689% due 11/20/2035 •	3,746	3,358
5.750% due 03/25/2037 •	80	41
5.750% due 07/25/2037	12	7
5.750% due 04/25/2047	91	47
5.779% due 11/25/2047 •	1,007	895
5.894% due 11/25/2035 •	533	496
6.000% due 12/25/2034	35	32
6.000% due 03/25/2036	142	64
6.000% due 08/25/2036 •	43	24
6.000% due 08/25/2036	419	238
6.000% due 02/25/2037	376	148
6.000% due 04/25/2037	5,814	4,867
6.000% due 05/25/2037	328	139
6.000% due 08/25/2037 •	328	155
6.250% due 11/25/2036	51	37
6.500% due 05/25/2036	1,231	559
6.500% due 12/25/2036	59	25
6.500% due 08/25/2037	338	143
7.607% due 07/25/2035 •	20	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.048% due 05/20/2036 ~	69	65
4.180% due 02/20/2036 ~	98	88
4.478% due 10/20/2035 ~	2	2
4.517% due 05/20/2036 ~	23	22
4.551% due 11/25/2037 ~	68	62
4.894% due 05/25/2035 •	35	31
4.925% due 01/25/2036 ~	21	20
4.974% due 02/25/2035 •	3	3
5.054% due 03/25/2035 •	120	108
5.114% due 03/25/2036 •	6	1
5.138% due 11/25/2034 ~	27	26
5.174% due 02/25/2035 •	157	146
5.214% due 02/25/2035 •	133	124
5.415% due 06/25/2034 ~	314	289
5.500% due 07/25/2037	226	91
5.696% due 08/25/2034 ~	1,403	1,378
5.750% due 12/25/2035	56	27
6.000% due 02/25/2037	203	89
6.000% due 03/25/2037	76	32
6.000% due 07/25/2037	162	69
6.500% due 11/25/2036	525	154
6.662% due 02/20/2036 •	7	6
7.743% due 08/25/2034 ~	13	12

Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035	20	23

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~	5	5
5.584% due 09/25/2034 •	11	21

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 ~	7,037	6,194
3.431% due 11/10/2032	1,200	983
3.500% due 04/26/2038 ~	100	98
3.844% due 04/28/2037 ~	98	91
4.118% due 12/27/2060 ~	2,719	2,710

DBGS Mortgage Trust
5.821% due 10/15/2036 •	1,000	991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~		$2,433	$2,153

Deutsche Alt-A Securities Mortgage Loan Trust
4.814% due 08/25/2047 •		150	138

Deutsche Alt-B Securities Mortgage Loan Trust
4.734% due 04/25/2037 •		164	115

Deutsche Mortgage & Asset Receiving Corp.
4.554% due 11/27/2036 •		9	9

DSLA Mortgage Loan Trust
5.072% due 07/19/2045 •		3	0

Eurosail-U.K. PLC
5.308% due 06/13/2045 •	GBP	817	1,122

First Horizon Alternative Mortgage Securities Trust
4.355% due 01/25/2036 ~		$124	61
5.338% due 04/25/2036 ~		40	34

First Horizon Mortgage Pass-Through Trust
6.344% due 11/25/2037 ~		15	11

GMACM Mortgage Loan Trust
3.843% due 11/19/2035 ~		80	63

GreenPoint Mortgage Funding Trust
4.834% due 05/25/2037 •		1,417	1,360
4.834% due 12/25/2046 •		161	157

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	4,209

GSC Capital Corp. Mortgage Trust
4.794% due 05/25/2036 •		47	45

GSR Mortgage Loan Trust
4.440% due 04/25/2035 ~		14	12
5.283% due 04/25/2035 ~		13	12
5.293% due 09/25/2035 ~		55	53
5.957% due 09/25/2035 ~		18	16
6.916% due 11/25/2035 ~		84	44
7.323% due 09/25/2034 ~		21	21

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~		114	47
4.812% due 01/19/2038 •		20	18
4.842% due 12/19/2036 •		4,470	3,509
4.872% due 05/19/2035 •		1,017	978
4.912% due 12/19/2036 •		2,364	2,232
4.932% due 01/19/2036 •		72	47
4.932% due 01/19/2038 •		24	36
5.112% due 01/19/2035 •		16	16
5.174% due 12/19/2035 ~		66	34
5.227% due 07/19/2045 •		22	19

IndyMac IMSC Mortgage Loan Trust
4.794% due 07/25/2047 •		166	109

IndyMac INDA Mortgage Loan Trust
3.795% due 08/25/2036 ~		1,267	993

IndyMac INDB Mortgage Loan Trust
5.034% due 11/25/2035 •		111	63

IndyMac INDX Mortgage Loan Trust
3.203% due 06/25/2037 ~		48	39
3.446% due 06/25/2036 ~		680	590
3.571% due 06/25/2036 ~		3,263	2,238
3.678% due 10/25/2035 ~		445	361
3.736% due 08/25/2035 ~		426	313
3.961% due 11/25/2035 ~		71	67
4.089% due 09/25/2035 ~		43	35
4.576% due 06/25/2035 ~		15	14
4.814% due 09/25/2046 •		66	60
4.994% due 03/25/2035 •		13	13

JP Morgan Alternative Loan Trust
4.754% due 10/25/2036 •		2,381	2,180
4.794% due 12/25/2036 ~		3	3
4.939% due 06/27/2037 •		1,260	759

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		2,940	2,663
7.235% due 10/05/2040		3,200	3,407

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~		8,574	7,319
5.078% due 11/25/2035 ~		31	25
5.298% due 06/25/2037 ~		54	42

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.531% due 01/25/2037 ~	$6	$5
5.710% due 11/25/2035 ~	22	18
6.000% due 01/25/2036	94	42
6.373% due 07/25/2035 ~	60	61
6.739% due 07/25/2035 ~	38	38
7.172% due 09/25/2034 ~	47	46
7.534% due 04/25/2035 ~	1	1

Lavender Trust
6.250% due 10/26/2036	206	93

Legacy Mortgage Asset Trust
5.750% due 07/25/2061	1,503	1,499

Lehman Mortgage Trust
4.362% due 12/25/2035 ~	172	26
5.094% due 01/25/2036 ~	35	34
6.000% due 07/25/2036	55	26

Lehman XS Trust
4.704% due 02/25/2036 •	3,309	3,074
4.814% due 11/25/2046 •	7,009	6,178
4.834% due 08/25/2046 •	22	23
4.914% due 11/25/2046 •	7	10

Luminent Mortgage Trust
4.774% due 12/25/2036 •	324	296
4.834% due 10/25/2046 •	88	80

MASTR Adjustable Rate Mortgages Trust
4.914% due 05/25/2037 •	80	31

MASTR Reperforming Loan Trust
7.000% due 05/25/2035	598	395
8.000% due 07/25/2035	589	414

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.137% due 10/20/2029 •	9	8

Merrill Lynch Alternative Note Asset Trust
4.754% due 01/25/2037 •	102	31
5.034% due 03/25/2037 •	720	168
6.000% due 05/25/2037	118	91

Merrill Lynch Mortgage Investors Trust
4.894% due 04/25/2029 •	8	7
5.094% due 09/25/2029 •	1	1
5.094% due 11/25/2029 •	16	14
5.655% due 07/25/2029 •	5	5
5.742% due 02/25/2036 ~	13	13
6.028% due 11/25/2035 •	22	21
6.250% due 10/25/2036	1,020	367

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	5,000	4,369
3.912% due 09/09/2032	3,180	2,825

Morgan Stanley Dean Witter Capital, Inc. Trust
5.355% due 03/25/2033 ~	13	11

Morgan Stanley Mortgage Loan Trust
3.601% due 07/25/2035 ~	962	859
4.754% due 01/25/2035 •	11	11
6.000% due 10/25/2037	67	34
6.309% due 06/25/2036 ~	12	11

Morgan Stanley Re-REMIC Trust
3.262% due 02/26/2037 •	80	75
3.277% due 03/26/2037	43	45
5.500% due 10/26/2035 ~	4,836	3,021

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	229	215

New Residential Mortgage Loan Trust
6.864% due 10/25/2063	8,735	8,829

New York Mortgage Trust Loan Trust
5.250% due 07/25/2062 þ	3,575	3,573

NLT Trust
1.162% due 08/25/2056 ~	3,198	2,790

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	21	0

Nomura Resecuritization Trust
6.500% due 10/26/2037	4,331	1,788

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •	1,200	1,198

OBX Trust
6.120% due 11/25/2062 ~	2,352	2,351
7.045% due 09/25/2063 þ	1,506	1,529
7.159% due 10/25/2063 þ	3,661	3,724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
5.582% due 12/25/2044 þ	$1,843	$1,852

Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •	65	46
4.774% due 12/25/2036 •	143	128
4.834% due 05/25/2047 •	52	48
4.854% due 06/25/2037 •	45	40
4.920% due 02/25/2035 ~	139	124
4.934% due 08/25/2037 •	103	99
5.234% due 10/25/2045 •	51	36
5.849% due 02/25/2036 ~	74	63
6.000% due 09/25/2035	467	412
6.000% due 06/25/2036	2,173	1,780
8.000% due 04/25/2036 •	58	49

Residential Asset Securitization Trust
6.000% due 06/25/2036	167	63
6.000% due 11/25/2036	122	43
6.000% due 03/25/2037	98	29
6.250% due 11/25/2036	83	30
6.500% due 04/25/2037	1,138	303

Residential Funding Mortgage Securities, Inc. Trust
5.243% due 03/25/2035 ~	675	436
6.000% due 09/25/2036	89	71

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	868	815

Structured Adjustable Rate Mortgage Loan Trust
4.316% due 07/25/2037 ~	3	2
4.556% due 09/25/2036 ~	1,420	965
4.600% due 10/25/2036 ~	77	38
4.665% due 02/25/2036 ~	137	101
4.754% due 10/25/2035 •	513	488
5.169% due 06/25/2034 •	143	138
5.373% due 10/25/2034 ~	4	4
5.799% due 05/25/2035 •	181	142

Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •	63	24
4.794% due 09/25/2047 •	31	29
4.814% due 06/25/2036 •	1,468	1,447
4.814% due 07/25/2046 •	275	191
4.814% due 09/25/2047 •	305	284
4.834% due 05/25/2036 •	383	314
4.854% due 09/25/2047 •	607	536
4.874% due 05/25/2046 •	676	237
4.954% due 05/25/2046 •	28	17
5.132% due 03/19/2034 •	86	81
5.132% due 02/19/2035 •	47	44
5.172% due 12/19/2033 •	71	69
6.226% due 02/25/2036 •	189	161

SunTrust Adjustable Rate Mortgage Loan Trust
6.615% due 02/25/2037 ~	52	48

SunTrust Alternative Loan Trust
6.000% due 12/25/2035	147	137

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	2,638	750

Thornburg Mortgage Securities Trust
4.400% due 09/25/2037 ~	6	6
5.074% due 09/25/2043 •	63	62
5.174% due 09/25/2034 •	10	10

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	4,702	4,601
4.518% due 10/25/2064 ~	4,791	4,787

VASA Trust
5.326% due 07/15/2039 •	1,000	973

Verus Securitization Trust
1.824% due 11/25/2066 ~	2,942	2,692

Wachovia Mortgage Loan Trust LLC
7.444% due 10/20/2035 ~	9	8

WaMu Mortgage Pass-Through Certificates Trust
4.142% due 12/25/2036 ~	63	56
4.252% due 12/25/2036 ~	575	522
4.974% due 12/25/2045 •	2	2
5.074% due 01/25/2045 •	75	74
5.077% due 08/25/2036 ~	46	43
5.099% due 02/25/2047 •	1,015	930
5.149% due 06/25/2047 •	23	19
5.174% due 11/25/2034 •	65	62
5.209% due 07/25/2047 •	7,710	6,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.214% due 10/25/2044 •		$341	$333
5.254% due 11/25/2045 •		89	84
5.399% due 08/25/2046 •		465	426
5.414% due 11/25/2034 •		178	170
5.599% due 11/25/2042 •		7	6
5.899% due 11/25/2046 •		137	121
6.172% due 08/25/2033 ~		78	76

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036		119	32
4.884% due 05/25/2035 •		175	148
5.099% due 04/25/2047 •		198	161
5.169% due 04/25/2047 •		289	237

Wells Fargo Alternative Loan Trust
6.520% due 07/25/2037 ~		20	18

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		20	19
7.379% due 10/25/2036 ~		109	100

Total Non-Agency Mortgage-Backed Securities (Cost $241,638)			225,056

ASSET-BACKED SECURITIES 29.8%

AUTOMOBILE SEQUENTIAL 0.5%

Carvana Auto Receivables Trust
4.610% due 11/10/2027		1,001	1,001
5.330% due 07/10/2029		1,000	1,011
5.630% due 11/10/2027		579	579
5.900% due 08/10/2027		577	578

Citizens Auto Receivables Trust
5.840% due 01/18/2028		1,542	1,552

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	2,400	1,830

Octane Receivables Trust
6.440% due 03/20/2029		$1,333	1,343

			7,894

CMBS OTHER 1.3%

BDS LLC
6.454% due 08/19/2038 •		1,515	1,516

BSPRT Issuer Ltd.
6.608% due 07/15/2039 •		2,178	2,184

Greystone Commercial Real Estate LLC
5.793% due 01/15/2043 •		7,000	7,009

MF1 LLC
5.635% due 02/18/2040 •		5,500	5,493

MF1 Ltd.
5.668% due 02/19/2037 •		1,675	1,676

TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •		5,310	5,305

			23,183

CREDIT CARD BULLET 0.1%

Golden Credit Card Trust
4.310% due 09/15/2027		2,630	2,629

HOME EQUITY OTHER 11.3%

Aames Mortgage Investment Trust
5.214% due 10/25/2035 •		48	47

ABFC Trust
4.714% due 11/25/2036 •		7,576	4,831
5.434% due 06/25/2037 •		128	107

Accredited Mortgage Loan Trust
4.694% due 09/25/2036 •		1,044	1,040

ACE Securities Corp. Home Equity Loan Trust
4.654% due 12/25/2036 •		282	71
4.714% due 07/25/2036 •		91	73
4.744% due 08/25/2036 •		179	174
5.034% due 02/25/2036 •		7	6
5.049% due 12/25/2035 •		1,442	1,367
5.094% due 11/25/2035 •		12	13

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.334% due 12/25/2034 •	$90	$81
5.364% due 02/25/2036 •	50	47
5.409% due 06/25/2034 •	271	258

Aegis Asset-Backed Securities Trust
5.079% due 12/25/2035 •	141	132
5.134% due 03/25/2035 •	36	35
5.154% due 06/25/2035 •	66	63
5.434% due 03/25/2035 •	26	25

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.139% due 11/25/2035 •	29	28
5.214% due 09/25/2035 •	550	551
5.544% due 03/25/2035 •	116	115

Amortizing Residential Collateral Trust
5.434% due 10/25/2034 •	66	66

Argent Securities Trust
4.584% due 09/25/2036 •	718	231
4.814% due 03/25/2036 •	265	146

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.894% due 01/25/2036 •	64	61
5.074% due 01/25/2036 •	2,576	2,379

Asset-Backed Securities Corp. Home Equity Loan Trust
3.929% due 12/25/2036 •	6,300	5,787
5.334% due 06/25/2035 •	51	50

Bear Stearns Asset-Backed Securities Trust
4.894% due 02/25/2037 •	10,315	9,942
4.974% due 11/25/2035 •	75	75
5.109% due 08/25/2036 •	11	11
5.334% due 03/25/2034 •	1,403	1,470
5.484% due 08/25/2037 •	4,186	3,743
5.614% due 06/25/2043 •	421	417
5.684% due 08/25/2037 •	8	8

Carrington Mortgage Loan Trust
4.654% due 01/25/2037 •	1,200	902
4.694% due 02/25/2037 •	2,919	2,826
5.484% due 05/25/2035 •	175	170

CIT Mortgage Loan Trust
6.684% due 10/25/2037 •	4,292	4,337

Citigroup Mortgage Loan Trust
4.604% due 05/25/2037 •	9,986	8,798

Citigroup Mortgage Loan Trust, Inc.
5.169% due 09/25/2035 •	147	146
6.114% due 07/25/2035 •	1,000	864

Countrywide Asset-Backed Certificates
4.934% due 01/25/2046 •	2,868	2,720
5.334% due 03/25/2047 •	49	38

Countrywide Asset-Backed Certificates Trust
3.387% due 03/25/2036 •	367	363
3.685% due 04/25/2035 •	33	33
4.276% due 10/25/2046 ~	4,441	4,439
4.574% due 07/25/2037 •	31	31
4.634% due 06/25/2047 •	10,440	9,230
4.664% due 10/25/2047 •	22	21
4.684% due 06/25/2047 •	121	117
4.694% due 04/25/2046 •	2,660	2,523
4.714% due 06/25/2035 •	6,006	5,466
4.714% due 02/25/2037 •	3,518	3,324
4.834% due 09/25/2037 •	2,181	1,999
4.874% due 09/25/2037 •	178	186
4.874% due 09/25/2047 •	420	420
5.154% due 07/25/2034 •	10	10
5.334% due 10/25/2034 •	19	19
5.934% due 02/25/2035 •	60	59

Credit-Based Asset Servicing & Securitization LLC
2.841% due 01/25/2036	39	34
4.554% due 07/25/2037 •	7	5
4.654% due 07/25/2037 •	155	102

Delta Funding Home Equity Loan Trust
5.066% due 08/15/2030 •	14	14

EMC Mortgage Loan Trust
5.174% due 05/25/2040 •	5	5

First NLC Trust
1.656% due 05/25/2035 •	577	514
4.504% due 08/25/2037 •	39	20

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.584% due 01/25/2037 •	$199	$91
4.754% due 08/25/2036 •	175	55
4.774% due 02/25/2036 •	18	18
4.774% due 02/25/2037 •	665	203
4.974% due 02/25/2036 •	300	272
4.974% due 04/25/2036 •	2,614	2,386
5.224% due 12/25/2029 •	4	4

GSAA Home Equity Trust
4.674% due 04/25/2047 •	45	43

GSAMP Trust
4.524% due 01/25/2037 •	1,939	1,169
4.554% due 12/25/2036 •	1,442	715
4.574% due 12/25/2036 •	6,175	3,295
4.574% due 01/25/2037 •	35,063	21,373
4.734% due 09/25/2036 •	2,606	900
4.734% due 12/25/2046 •	420	208
4.834% due 11/25/2036 •	367	171
4.894% due 12/25/2046 •	126	62
4.914% due 06/25/2036 •	175	97
4.974% due 04/25/2036 •	216	146
6.084% due 10/25/2034 •	12	12

Home Equity Asset Trust
5.529% due 05/25/2035 •	20	20

Home Equity Loan Trust
4.664% due 04/25/2037 •	336	324
4.774% due 04/25/2037 •	500	441

Home Equity Mortgage Loan Asset-Backed Trust
4.574% due 11/25/2036 •	207	194
4.594% due 11/25/2036 •	167	152
4.754% due 04/25/2037 •	169	149

HSI Asset Securitization Corp. Trust
4.654% due 12/25/2036 •	189	47
4.774% due 12/25/2036 •	860	206
4.874% due 12/25/2036 •	573	137
5.214% due 11/25/2035 •	2,023	1,880

JP Morgan Mortgage Acquisition Trust
4.839% due 07/25/2036 •	95	94
6.337% due 08/25/2036	84	49

Lehman ABS Mortgage Loan Trust
4.524% due 06/25/2037 •	145	96
4.634% due 06/25/2037 •	117	78

Long Beach Mortgage Loan Trust
5.484% due 06/25/2035 •	258	253
5.709% due 02/25/2035 •	6,185	6,086
5.859% due 03/25/2032 •	8	12

MASTR Asset-Backed Securities Trust
4.654% due 08/25/2036 •	132	48
4.734% due 08/25/2036 •	218	80
4.794% due 02/25/2036 •	279	102
4.874% due 11/25/2036 •	3,330	1,969
4.914% due 06/25/2036 •	120	42
4.914% due 08/25/2036 •	131	48
4.934% due 11/25/2035 •	6,578	3,715
5.004% due 01/25/2036 •	84	84
5.184% due 12/25/2034 •	10	10
5.184% due 10/25/2035 •	166	158

Merrill Lynch Mortgage Investors Trust
4.914% due 08/25/2037 •	632	310
5.154% due 05/25/2036 •	10	10
5.334% due 02/25/2047 •	734	431

Morgan Stanley ABS Capital, Inc. Trust
4.504% due 10/25/2036 •	67	29
4.544% due 10/25/2036 •	543	282
4.574% due 10/25/2036 •	1,997	871
4.574% due 11/25/2036 •	173	82
4.584% due 10/25/2036 •	159	82
4.614% due 03/25/2037 •	300	128
4.634% due 02/25/2037 •	100	44
4.654% due 11/25/2036 •	1,036	492
4.684% due 03/25/2037 •	300	128
4.734% due 06/25/2036 •	454	341
4.734% due 09/25/2036 •	312	107
4.734% due 11/25/2036 •	858	486
5.034% due 12/25/2035 •	9,956	9,300
5.054% due 12/25/2035 •	68	67
5.334% due 05/25/2034 •	53	51
5.424% due 06/25/2035 •	47	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.484% due 04/25/2035 •	$136	$128
5.684% due 07/25/2037 •	400	356

Morgan Stanley Capital, Inc. Trust
5.014% due 01/25/2036 •	369	359

Morgan Stanley Dean Witter Capital, Inc. Trust
5.784% due 02/25/2033 •	164	174

Morgan Stanley Home Equity Loan Trust
4.604% due 04/25/2037 •	420	218
4.664% due 04/25/2037 •	140	73
4.754% due 04/25/2036 •	71	50

Morgan Stanley Mortgage Loan Trust
5.960% due 11/25/2036 •	211	78
6.465% due 09/25/2046 þ	275	90

New Century Home Equity Loan Trust
5.409% due 10/25/2033 •	620	618

Newcastle Mortgage Securities Trust
4.664% due 04/25/2037 •	601	597
4.774% due 04/25/2037 •	4,292	3,985

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036	141	29

NovaStar Mortgage Funding Trust
4.734% due 06/25/2036 •	75	55

Option One Mortgage Loan Trust
4.604% due 05/25/2037 •	8,809	4,726
4.714% due 01/25/2037 •	45	26
4.764% due 04/25/2037 •	91	45
4.874% due 01/25/2037 •	180	106
4.974% due 01/25/2036 •	285	269
5.199% due 08/25/2035 •	238	232

Option One Mortgage Loan Trust Asset-Backed Certificates
5.124% due 11/25/2035 •	1,287	1,242

Ownit Mortgage Loan Trust
5.334% due 10/25/2036 •	101	96

Park Place Securities, Inc.
5.169% due 09/25/2035 •	121	118

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.169% due 08/25/2035 •	94	94
5.169% due 09/25/2035 •	135	133
5.229% due 07/25/2035 •	2	1
5.259% due 07/25/2035 •	950	917
5.484% due 10/25/2034 •	142	141
5.559% due 03/25/2035 •	115	113
6.234% due 12/25/2034 •	2,992	2,988

People’s Financial Realty Mortgage Securities Trust
4.574% due 09/25/2036 •	338	83

RAAC Trust
5.134% due 11/25/2046 •	262	241

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037	7,350	2,351
5.608% due 05/25/2036 þ	9,550	4,144
5.812% due 11/25/2036 þ	513	172
6.254% due 08/25/2036 þ	9,184	3,527
7.238% due 09/25/2037	206	81

Residential Asset Mortgage Products Trust
5.124% due 10/25/2035 •	6	6

Residential Asset Securities Corp. Trust
4.694% due 11/25/2036 •	189	176
4.774% due 11/25/2036 •	210	197
5.094% due 12/25/2035 •	82	71
5.114% due 04/25/2037 •	921	896

Securitized Asset-Backed Receivables LLC Trust
4.614% due 07/25/2036 •	182	60
4.754% due 07/25/2036 •	178	58
4.914% due 07/25/2036 •	609	200
4.974% due 03/25/2036 •	90	83
5.109% due 01/25/2035 •	16	14

SG Mortgage Securities Trust
4.754% due 07/25/2036 •	27,104	5,628
5.109% due 10/25/2035 •	293	289

Soundview Home Loan Trust
4.514% due 06/25/2037 •	35	23
4.614% due 07/25/2037 •	1,184	1,065
4.654% due 02/25/2037 •	264	71

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.794% due 02/25/2037 •	$370	$99
4.934% due 06/25/2036 •	2,257	2,234
4.959% due 03/25/2036 •	29	29
5.384% due 10/25/2037 •	197	152

Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	8	8
5.034% due 01/25/2036 •	41	40
5.334% due 05/25/2035 •	209	206
5.364% due 09/25/2034 •	91	78
5.559% due 07/25/2033 •	14	14
5.709% due 12/25/2034 •	1,138	1,104

Structured Asset Securities Corp. Mortgage Loan Trust
4.584% due 09/25/2036 •	28	27
4.664% due 01/25/2037 •	1,645	939
4.854% due 02/25/2037 •	169	167
6.434% due 08/25/2037 •	18	18

Structured Asset Securities Corp. Trust
5.124% due 09/25/2035 •	267	256

WaMu Asset-Backed Certificates WaMu Trust
4.659% due 05/25/2037 •	4,864	4,567
4.674% due 05/25/2037 •	910	808

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.034% due 04/25/2034 •	72	72

		192,478

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.654% due 01/25/2037 •	291	160
4.754% due 01/25/2037 •	183	101
4.874% due 01/25/2037 •	110	61

JP Morgan Mortgage Acquisition Trust
4.694% due 03/25/2037 •	69	68

Morgan Stanley Mortgage Loan Trust
4.894% due 02/25/2037 •	96	19
5.154% due 04/25/2037 •	196	51

Structured Asset Investment Loan Trust
4.814% due 03/25/2036 •	29	29

Structured Asset Securities Corp. Mortgage Loan Trust
4.774% due 12/25/2036 •	31	30
6.234% due 08/25/2037 •	12	12

		531

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.060% due 02/01/2031 ~	179	166

WHOLE LOAN COLLATERAL 0.9%

Bear Stearns Asset-Backed Securities Trust
5.199% due 07/25/2036 ~	4	4
5.234% due 09/25/2046 •	64	61
5.348% due 10/25/2036 ~	30	14
5.634% due 06/25/2036 •	600	615
8.925% due 03/25/2036 •	183	57

Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	6	6

Citigroup Mortgage Loan Trust
4.834% due 11/25/2046 •	58	57
6.851% due 05/25/2036 þ	119	43

Countrywide Asset-Backed Certificates
4.934% due 03/25/2036 •	262	274

First Franklin Mortgage Loan Trust
4.714% due 12/25/2036 •	198	81
4.754% due 04/25/2036 •	90	88
4.914% due 04/25/2036 •	400	361
4.914% due 08/25/2036 •	93	90
5.154% due 11/25/2035 •	83	78
5.379% due 03/25/2035 •	22	23
5.619% due 12/25/2034 •	886	894
5.634% due 01/25/2035 •	43	43
5.859% due 10/25/2034 •	208	209

Lehman XS Trust
4.604% due 02/25/2037 •	776	589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRET LLC
4.744% due 07/25/2051 þ		$1,087	$1,082

RAAC Trust
5.034% due 06/25/2044 •		18	16
5.034% due 09/25/2045 •		521	513
5.934% due 09/25/2047 •		401	398

Residential Asset Mortgage Products Trust
4.994% due 09/25/2036 •		61	58
5.034% due 05/25/2036 •		556	471
5.074% due 01/25/2036 •		327	303

Securitized Asset-Backed Receivables LLC Trust
4.714% due 05/25/2036 •		3,742	1,929
4.934% due 05/25/2036 •		778	401
5.094% due 08/25/2035 •		88	65
5.394% due 01/25/2036 •		23	22

Specialty Underwriting & Residential Finance Trust
4.704% due 04/25/2037 •		106	78
4.734% due 09/25/2037 •		6,968	4,785
4.734% due 11/25/2037 •		583	321
5.000% due 12/25/2036 •		751	742
5.409% due 12/25/2035 •		40	40

			14,811

OTHER ABS 15.7%

Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		4,300	4,301

Apollo Aviation Securitization Equity Trust
5.522% due 02/16/2050 «		4,500	4,538

Ares CLO Ltd.
5.433% due 10/28/2034 •		4,600	4,605

Atlantic Avenue Ltd.
5.529% due 01/20/2035 •		6,200	6,198

Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •		2,100	2,099
5.499% due 10/23/2032 •		6,506	6,515

Aurium CLO DAC
2.922% due 04/16/2030 •	EUR	4,844	5,708

Bain Capital Credit CLO Ltd.
5.269% due 04/23/2035 •		$3,700	3,689
5.299% due 10/21/2034 •		3,200	3,185
5.335% due 07/24/2034 •		2,000	1,992
5.469% due 10/20/2034 •		7,500	7,518

Betony CLO Ltd.
5.621% due 04/30/2031 •		2,194	2,197

Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		6,000	6,007

Carval CLO Ltd.
5.259% due 07/20/2032 •		7,250	7,255

Cedar Funding CLO Ltd.
5.581% due 04/20/2034 •		3,750	3,761

Diameter Credit Funding Ltd.
3.940% due 01/25/2038		1,300	1,279

Dryden CLO Ltd.
5.362% due 08/20/2034 •		3,600	3,591

Dryden Euro CLO DAC
2.939% due 04/15/2033 •	EUR	7,621	8,974

ECMC Group Student Loan Trust
5.170% due 02/27/2068 •		$3,808	3,777

Elevation CLO Ltd.
5.412% due 07/25/2034 •		7,000	7,008

Fortress Credit BSL Ltd.
5.369% due 07/23/2032 •		2,773	2,776

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		3,789	3,798

Invesco Euro CLO DAC
2.929% due 07/15/2031 •	EUR	666	784

KKR CLO Ltd.
5.468% due 07/15/2030 •		$1,686	1,687

LCM Ltd.
5.326% due 01/15/2034 •		2,000	1,993
5.336% due 10/15/2034 •		11,900	11,870
5.549% due 07/20/2034 •		5,600	5,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MACH Cayman Ltd.
3.474% due 10/15/2039		$727	$707

Madison Park Euro Funding DAC
3.079% due 07/15/2032 •	EUR	5,686	6,679

Madison Park Funding Ltd.
5.256% due 10/15/2034 •		$4,900	4,906
5.319% due 10/19/2034 •		5,300	5,293

MAPS Ltd.
4.212% due 05/15/2043		536	535

METAL LLC
4.581% due 10/15/2042		2,560	1,702

Mountain View CLO Ltd.
5.415% due 10/15/2034 •		11,200	11,190

Navesink CLO Ltd.
5.526% due 04/15/2036 •		6,000	6,003

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		236	233

Navient Student Loan Trust
7.230% due 03/15/2072		2,200	2,377

Nelnet Student Loan Trust
6.502% due 02/20/2041 •		2,913	2,978

Ocean Trails CLO
5.546% due 07/15/2034 •		4,800	4,806

OFSI BSL Ltd.
5.539% due 04/20/2034 •		3,700	3,704

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		413	417

Pagaya AI Debt Trust
9.099% due 04/15/2031		381	382

Palmer Square European Loan Funding DAC
4.053% due 02/15/2035 •	EUR	2,100	2,474

Parallel Ltd.
5.366% due 07/15/2034 •		$6,000	5,990

Pikes Peak CLO
5.489% due 10/11/2034 •		8,200	8,208

Sandstone Peak Ltd.
5.536% due 10/15/2034 •		7,000	7,004

Slam Ltd.
5.335% due 09/15/2049		3,858	3,856

SLM Private Education Loan Trust
9.176% due 10/15/2041 •		1,407	1,476

SMB Private Education Loan Trust
3.500% due 12/16/2041		500	487

TCW CLO AMR Ltd.
5.624% due 08/16/2034 •		7,100	7,110

Trinitas CLO Ltd.
5.379% due 10/20/2033 •		2,900	2,902
5.612% due 01/25/2034 •		9,500	9,511
5.622% due 01/25/2034 •		16,500	16,510

Trinitas Euro CLO DAC
0.000% due 07/15/2039 «•(a)	EUR	2,100	2,474
3.166% due 10/20/2032 •		252	297

Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •		$6,391	6,383

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		7,000	6,960
3.706% due 02/15/2057		1,400	1,246

Voya CLO Ltd.
5.329% due 04/20/2034 •		7,100	7,073

WAVE LLC
3.597% due 09/15/2044		1,283	1,232

Whitehorse Ltd.
5.768% due 10/15/2031 •		2,257	2,261

			268,075

Total Asset-Backed Securities (Cost $543,190)			509,767

SOVEREIGN ISSUES 1.1%

Brazil Government International Bond
6.125% due 03/15/2034		11,500	11,414

Mexico Government International Bond
6.000% due 05/13/2030		1,600	1,658

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario
3.800% due 12/02/2034	CAD	8,000	$5,872

Total Sovereign Issues (Cost $18,749)			18,944

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(h)		1,575	32

Foresea Holdings SA «		623	13

Total Common Stocks (Cost $32)			45

PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%

American AgCredit Corp.
5.250% due 06/15/2026 •(e)		6,000,000	5,828

Charles Schwab Corp.
5.000% due 12/01/2027 •(e)		4,200,000	4,118

	SHARES	MARKET VALUE (000S)

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)	1,700,000	$1,699
7.750% due 06/15/2029 •(e)	2,500,000	2,602

Total Preferred Securities (Cost $14,287)		14,247

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (g)	187,545	188

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.338% due 07/03/2025 - 10/21/2025 (b)(c)(m)	$2,617	2,599

Total Short-Term Instruments (Cost $2,787)		2,787

Total Investments in Securities (Cost $2,521,782)		2,486,236

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III	1,496,272	$14,569

Total Short-Term Instruments (Cost $14,569)		14,569

Total Investments in Affiliates (Cost $14,569)		14,569

Total Investments 146.4% (Cost $2,536,351)		$2,500,805

Financial Derivative Instruments (j)(l) (0.4)% (Cost or Premiums, net $9,455)		(6,274)

Other Assets and Liabilities, net (46.0)%		(786,563)

Net Assets 100.0%		$1,707,968

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP 5.410% due 01/30/2032	5.410%	01/30/2032	10/30/2024	$1,800	$1,814	0.11%
Deloitte LLP 5.590% due 01/30/2035	5.590	01/30/2035	10/30/2024	1,100	1,099	0.06
Deloitte LLP 5.970% due 01/30/2045	5.970	01/30/2045	10/30/2024	900	868	0.05
Drillco Holding Lux SA			06/08/2023	32	32	0.00
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,163	5,553	0.33

				$10,995	$9,366	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.440%	06/13/2025	08/15/2025	$(2,752)	$(2,758)

Total Sale-Buyback Transactions					$(2,758)

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
UBS	$0	$0	$(2,758)	$(2,758)	$2,741	$(17)

Total Borrowings and Other Financing Transactions	$0	$0	$(2,758)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$0	$(2,758)	$0	$(2,758)

Total Borrowings	$0	$0	$(2,758)	$0	$(2,758)

Payable for sale-buyback financing transactions					$(2,758)

(i)	Securities with an aggregate market value of $2,741 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(28,060) at a weighted average interest rate of 4.368%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(15) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2025	384	$34,403	$298	$76	$0
U.S. Treasury 2-Year Note September Futures	09/2025	2,330	484,695	1,757	127	0
U.S. Treasury 5-Year Note September Futures	09/2025	8,317	906,553	9,452	1,105	0
U.S. Treasury 10-Year Note September Futures	09/2025	3,400	381,225	7,008	1,063	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	1,284	152,957	5,596	1,725	0

				$24,111	$4,096	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	4,503	$(514,538)	$(9,994)	$0	$(2,181)

Total Futures Contracts				$14,117	$4,096	$(2,181)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.328%		$7,000	$52	$16	$68	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.367		2,100	23	(3)	20	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.242		1,200	108	(79)	29	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.451		500	2	2	4	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	4.701	EUR	1,500	116	(94)	22	3	0
Électricité de France SA	1.000	Quarterly	06/20/2030	0.763		300	4	0	4	0	0

							$305	$(158)	$147	$3	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029		$116,700	$0	$962	$962	$0	$(129)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	878	878	0	(130)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	1,129	1,129	0	(167)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		261,225	652	(3,390)	(2,738)	0	(386)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		166,800	2,636	(3,653)	(1,017)	0	(254)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	(28)	(50)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	72	52	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	94	74	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	109	90	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	131	96	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	133	114	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(22)	181	159	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	265	245	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	253	233	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	163	8,065	0	(350)
Pay	1-Year BRL-CDI	13.353	Maturity	01/02/2029	BRL	553,200	0	758	758	500	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(117)	2,236	2,119	0	(284)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	657	385	0	(176)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	18	18	24	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	19	19	35	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	21	21	54	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(836)	(2,237)	0	(96)

							$9,203	$172	$9,375	$613	$(2,163)

Total Swap Agreements							$9,508	$14	$9,522	$616	$(2,164)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,096	$616	$4,712	$0	$(2,181)	$(2,164)	$(4,345)

(k)

Securities with an aggregate market value of $45,010 and cash of $16,958 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	17,386		$2,414	$0	$(18)
	07/2025		$7,411	AUD	11,409	98	0
	07/2025		6,190	CHF	4,944	41	0
	07/2025		978	NZD	1,625	13	0
	08/2025	AUD	11,409		$7,416	0	(98)
	08/2025	CHF	4,924		6,190	0	(41)
	08/2025	CNH	34,533		4,811	0	(32)
	08/2025	NZD	1,625		979	0	(13)

BOA	07/2025	EUR	102,370		116,399	0	(4,187)
	07/2025	IDR	34,242,398		2,099	0	(9)
	07/2025	KRW	15,221,198		11,166	0	(122)
	07/2025	SGD	99		77	0	(1)
	07/2025		$421	SGD	539	3	0
	08/2025	SGD	958		$751	0	(4)
	08/2025	TWD	539		17	0	(2)
	08/2025		$3,322	CNH	23,755	9	0

BPS	07/2025	BRL	6,185		$1,133	0	(5)
	07/2025	NOK	2,625		259	0	(1)
	07/2025	SEK	4,220		440	0	(6)
	07/2025	THB	1,515		46	0	(1)
	07/2025	TRY	63,429		1,559	0	(15)
	07/2025	TWD	90,373		2,780	0	(317)
	07/2025		$1,110	BRL	6,185	28	0
	07/2025		2,811	IDR	45,864,359	13	0
	07/2025		720	THB	23,771	12	0
	07/2025		604	TWD	17,977	12	0
	08/2025	CNH	14,170		$1,984	0	(3)
	08/2025	TWD	95,540		2,931	0	(352)
	08/2025		$3,344	CNH	23,852	1	0
	08/2025		1,579	INR	137,227	18	0
	08/2025		223	TWD	7,300	28	0

BRC	07/2025	AUD	13,490		$8,694	0	(185)
	07/2025	GBP	2,927		3,983	0	(35)
	07/2025	ILS	9,367		2,690	0	(91)
	07/2025	KRW	188,584		138	0	(2)
	07/2025	NOK	586		58	0	(1)
	07/2025	TRY	16,961		414	0	(6)
	07/2025		$1,334	ILS	4,504	3	0
	07/2025		122	JPY	17,581	0	0
	07/2025		32	KRW	43,398	1	0
	07/2025		464	PLN	1,737	18	0
	07/2025		1,880	TRY	76,873	27	0
	07/2025		1,226	ZAR	22,159	24	0
	08/2025		3,983	GBP	2,927	35	0
	08/2025		274	TRY	11,370	4	0

CBK	07/2025	BRL	171,855		$30,747	0	(884)
	07/2025	EUR	697		805	0	(16)
	07/2025	KRW	19,291		14	0	0
	07/2025	SEK	1,160		122	0	0
	07/2025	THB	79,257		2,383	0	(57)
	07/2025	TWD	147,662		4,538	0	(522)
	07/2025		$1,018	AUD	1,559	8	0
	07/2025		29,608	BRL	171,855	2,023	0
	07/2025		2,185	IDR	35,581,258	6	0
	07/2025		2,538	KRW	3,485,029	46	0
	07/2025		224	THB	7,479	6	0
	07/2025		3,854	TWD	114,367	65	0
	08/2025	CNH	5,898		$820	0	(7)
	08/2025	TWD	213,989		6,566	0	(788)
	08/2025		$9,905	INR	854,014	37	(5)
	09/2025	MXN	4,572		$238	0	(3)

DUB	07/2025	ILS	4,549		1,312	0	(38)
	07/2025	KRW	190,907		140	0	(2)
	07/2025	SGD	96		75	0	(1)
	07/2025		$1,418	AUD	2,202	31	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$121,824	EUR	105,012	$1,874	$0
	07/2025		131	IDR	2,127,617	0	0
	07/2025		755	TWD	22,442	14	0
	08/2025	EUR	104,782		$121,824	0	(1,873)
	08/2025		$4,541	INR	392,203	23	0
	09/2025	MXN	1		$0	0	0

GLM	07/2025	BRL	89,700		16,272	0	(238)
	07/2025	TWD	24,948		767	0	(88)
	07/2025		$16,437	BRL	89,700	73	0
	07/2025		518	IDR	8,440,028	2	0
	07/2025		192	SGD	245	0	0
	08/2025	SGD	245		$192	0	(1)
	10/2025		$16,272	BRL	91,754	231	0

IND	07/2025		569	SEK	5,387	0	0
	08/2025	SEK	5,375		$569	0	0

JPM	07/2025	CNH	15,675		2,172	0	(20)
	07/2025	KRW	202,672		149	0	(1)
	07/2025	NZD	1,625		969	0	(21)
	07/2025	SGD	3,717		2,894	0	(30)
	07/2025	TRY	2,749		68	0	(1)
	07/2025	TWD	91,363		2,809	0	(322)
	07/2025		$68	KRW	93,142	1	0
	07/2025		4,970	PLN	18,666	208	0
	07/2025		276	SGD	353	2	0
	07/2025		629	TWD	18,669	11	0
	07/2025		352	ZAR	6,283	3	0
	08/2025	CNH	32,095		$4,468	0	(33)
	08/2025	SGD	352		276	0	(2)
	08/2025	TWD	108,341		3,324	0	(399)
	08/2025		$3,343	CNH	23,890	7	0
	08/2025		1,765	INR	153,052	16	0
	08/2025		42	TWD	1,388	5	0

MBC	07/2025	AUD	1,680		$1,078	0	(28)
	07/2025	CAD	24,792		18,051	0	(155)
	07/2025	CHF	4,911		5,976	0	(213)
	07/2025	CNH	8,560		1,188	0	(9)
	07/2025	EUR	1,946		2,234	0	(58)
	07/2025	SGD	8,930		6,961	0	(62)
	07/2025	THB	39,786		1,202	0	(23)
	07/2025	TWD	55,894		1,715	0	(201)
	07/2025		$23,663	CAD	32,527	223	0
	07/2025		510	IDR	8,286,550	0	0
	07/2025		2,961	JPY	425,467	0	(7)
	07/2025		3,564	PLN	13,345	138	0
	07/2025		7,277	SGD	9,410	124	0
	07/2025		336	THB	11,205	9	0
	07/2025		44	TWD	1,307	1	0
	08/2025	CAD	32,472		$23,663	0	(224)
	08/2025	CNH	18,718		2,601	0	(24)
	08/2025	SGD	9,389		7,277	0	(126)
	08/2025	TWD	84,794		2,616	0	(298)

MYI	07/2025	CAD	7,723		5,672	1	0
	07/2025	JPY	302,126		2,073	0	(25)
	07/2025		$1,517	JPY	219,108	5	0
	07/2025		786	NOK	7,927	1	0
	08/2025	CNH	20,730		$2,896	0	(11)
	08/2025	NOK	7,926		786	0	(1)
	08/2025		$2,073	JPY	301,015	25	0

SCX	07/2025	CHF	34		$41	0	(1)
	07/2025	ILS	69		20	0	(1)
	07/2025	JPY	3,364		23	0	0
	07/2025	TWD	4,144		142	0	0
	07/2025		$2,409	IDR	39,251,886	8	0
	07/2025		1,453	SGD	1,874	21	0
	07/2025		8,642	TWD	256,917	163	0
	08/2025	CNH	42,985		$6,015	0	(13)
	08/2025	SGD	1,870		1,453	0	(21)
	08/2025	TWD	31,366		961	0	(117)
	08/2025		$1,379	INR	118,431	0	(1)

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$23	JPY	3,352	$0	$0

SOG	07/2025	JPY	498,428		$3,453	0	(8)
	07/2025		$82	NOK	825	0	0
	08/2025	NOK	825		$82	0	0
	08/2025		$11	INR	914	0	0
	08/2025		3,453	JPY	496,599	8	0

SSB	07/2025		3,963	GBP	2,927	55	0

UAG	07/2025	ILS	688		$192	0	(13)
	07/2025	KRW	163,043		120	0	(1)
	07/2025	NOK	5,541		546	0	(4)
	07/2025	THB	6,342		191	0	(4)
	07/2025		$988	JPY	142,965	5	0
	07/2025		120	KRW	163,122	1	0
	09/2025		1,758	MXN	34,088	43	0

Total Forward Foreign Currency Contracts						$5,911	$(12,548)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900%	07/16/2025	25,300	$(29)	$(2)

Total Written Options						$(29)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	0.784%	$	100	$(1)	$2	$1	$0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490		2,100	(18)	9	0	(9)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493		300	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674		100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784		300	(3)	5	2	0

Total Swap Agreements								$(24)	$22	$7	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$152	$0	$0	$152	$(202)	$0	$0	$(202)	$(50)	$0	$(50)
BOA	12	0	0	12	(4,325)	0	0	(4,325)	(4,313)	3,790	(523)
BPS	112	0	0	112	(700)	0	0	(700)	(588)	595	7
BRC	112	0	0	112	(320)	0	0	(320)	(208)	187	(21)
CBK	2,191	0	0	2,191	(2,282)	0	0	(2,282)	(91)	436	345
DUB	1,942	0	0	1,942	(1,914)	0	0	(1,914)	28	0	28
GLM	306	0	0	306	(327)	0	0	(327)	(21)	0	(21)
GST	0	0	1	1	0	(2)	(9)	(11)	(10)	0	(10)
JPM	253	0	0	253	(829)	0	0	(829)	(576)	656	80
MBC	495	0	0	495	(1,428)	0	0	(1,428)	(933)	844	(89)
MYC	0	0	6	6	0	0	0	0	6	62	68
MYI	32	0	0	32	(37)	0	0	(37)	(5)	0	(5)
SCX	192	0	0	192	(154)	0	0	(154)	38	0	38
SOG	8	0	0	8	(8)	0	0	(8)	0	0	0
SSB	55	0	0	55	0	0	0	0	55	0	55
UAG	49	0	0	49	(22)	0	0	(22)	27	0	27

Total Over the Counter	$5,911	$0	$7	$5,918	$(12,548)	$(2)	$(9)	$(12,559)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

(m)

Securities with an aggregate market value of $6,570 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,096	$4,096
Swap Agreements	0	3	0	0	613	616

	$0	$3	$0	$0	$4,709	$4,712

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,911	$0	$5,911
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$5,911	$0	$5,918

	$0	$10	$0	$5,911	$4,709	$10,630

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,181	$2,181
Swap Agreements	0	1	0	0	2,163	2,164

	$0	$1	$0	$0	$4,344	$4,345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,548	$0	$12,548
Written Options	0	2	0	0	0	2
Swap Agreements	0	9	0	0	0	9

	$0	$11	$0	$12,548	$0	$12,559

	$0	$12	$0	$12,548	$4,344	$16,904

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,281	$4,281
Swap Agreements	0	1,629	0	0	1,290	2,919

	$0	$1,629	$0	$0	$5,571	$7,200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,493)	$0	$(8,493)
Written Options	0	68	0	0	0	68
Swap Agreements	0	10	0	0	0	10

	$0	$78	$0	$(8,493)	$0	$(8,415)

	$0	$1,707	$0	$(8,493)	$5,571	$(1,215)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16,033	$16,033
Swap Agreements	0	(137)	0	0	(14,805)	(14,942)

	$0	$(137)	$0	$0	$1,228	$1,091

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,819)	$0	$(9,819)
Written Options	0	27	0	0	0	27
Swap Agreements	0	16	0	0	0	16

	$0	$43	$0	$(9,819)	$0	$(9,776)

	$0	$(94)	$0	$(9,819)	$1,228	$(8,685)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,417	$6,417
Corporate Bonds & Notes
Banking & Finance	0	464,888	3,781	468,669
Industrials	0	121,534	0	121,534
Utilities	0	50,150	0	50,150
Municipal Bonds & Notes
California	0	9,963	0	9,963
New York	0	853	0	853
Pennsylvania	0	642	0	642
U.S. Government Agencies	0	934,331	0	934,331
U.S. Treasury Obligations	0	122,831	0	122,831
Non-Agency Mortgage-Backed Securities	0	225,056	0	225,056
Asset-Backed Securities
Automobile Sequential	0	7,894	0	7,894
CMBS Other	0	23,183	0	23,183
Credit Card Bullet	0	2,629	0	2,629
Home Equity Other	0	192,478	0	192,478
Home Equity Sequential	0	531	0	531
Manufacturing House Sequential	0	166	0	166
Whole Loan Collateral	0	14,811	0	14,811
Other ABS	0	261,063	7,012	268,075
Sovereign Issues	0	18,944	0	18,944
Common Stocks
Industrials	0	0	45	45
Preferred Securities
Banking & Finance	0	14,247	0	14,247
U.S. Government Agencies	0	0	0	0

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short-Term Instruments
Mutual Funds	$0	$188	$0	$188
U.S. Treasury Bills	0	2,599	0	2,599

	$0	$2,468,981	$17,255	$2,486,236

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,569	$0	$0	$14,569

Total Investments	$14,569	$2,468,981	$17,255	$2,500,805

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	4,636	0	4,712
Over the counter	0	5,918	0	5,918

	$76	$10,554	$0	$10,630

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,345)	0	(4,345)
Over the counter	0	(12,559)	0	(12,559)

	$0	$(16,904)	$0	$(16,904)

Total Financial Derivative Instruments	$76	$(6,350)	$0	$(6,274)

Totals	$14,645	$2,462,631	$17,255	$2,494,531

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)	June 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,731	$0	$(514)	$1	$0	$199	$0	$0	$6,417	$158
Corporate Bonds & Notes
Banking & Finance	3,739	0	0	0	0	42	0	0	3,781	42
Non-Agency Mortgage-Backed Securities	2,000	0	(157)	0	0	9	0	(1,852)	0	0
Asset-Backed Securities
Other ABS	0	6,893	0	0	0	119	0	0	7,012	119
Common Stocks
Industrials	55	0	0	0	0	(10)	0	0	45	(10)

Totals	$12,525	$6,893	$(671)	$1	$0	$359	$0	$(1,852)	$17,255	$309

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,417	Indicative Market Quotation	Broker Quote	94.460	—
Corporate Bonds & Notes
Banking & Finance	3,781	Discounted Cash Flow	Discount Rate	5.476-6.861	5.917
Asset-Backed Securities
Other ABS	4,538	Proxy Pricing	Base Price	99.996	—
	2,474	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	45	Indicative Market Quotation	Broker Quote	20.500	—

Total	$17,255

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series R	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 196.4%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 1.4%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,876	$233

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		24	3
1.500% due 10/01/2053		785	99
2.000% due 10/01/2053		499	66

Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2053		100	11
2.500% due 10/01/2047		15	2
3.000% due 10/01/2053		4,949	734

Realkredit Danmark AS
1.500% due 10/01/2053		2,238	287
2.000% due 10/01/2053		367	45
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,393	652

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	133

Total Corporate Bonds & Notes (Cost $2,290)			2,268

U.S. GOVERNMENT AGENCIES 38.2%

Fannie Mae
4.865% due 02/25/2037 •		$8	8
5.335% due 06/25/2055 •		1,688	1,696
5.697% due 10/01/2044 •		1	1

Freddie Mac
6.564% due 07/01/2036 •		14	14
7.195% due 09/01/2036 •		5	5

Ginnie Mae
3.500% due 12/20/2054 - 06/20/2055		13,299	12,117
5.202% due 11/20/2073 •		1,198	1,204
5.252% due 09/20/2073 - 10/20/2073 •		5,433	5,473
5.282% due 09/20/2073 •		3,616	3,653
5.402% due 11/20/2073 •		1,743	1,769
5.461% due 08/20/2068 •		247	248

Uniform Mortgage-Backed Security
3.500% due 12/01/2045		6	6
5.500% due 11/01/2054		4,999	5,003
6.000% due 03/01/2054 - 07/01/2054		9,683	9,847
6.500% due 12/01/2053 - 05/01/2054		5,297	5,475

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055		4,900	4,557
4.500% due 08/01/2055		10,400	9,944

Total U.S. Government Agencies (Cost $60,619)			61,020

U.S. TREASURY OBLIGATIONS 135.5%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2027		3,067	3,004
0.125% due 01/15/2030 (e)		12,255	11,569
0.125% due 07/15/2030		2,127	1,999
0.125% due 01/15/2031 (e)		7,061	6,544
0.125% due 07/15/2031 (e)		10,376	9,552
0.125% due 01/15/2032 (e)		8,331	7,555
0.125% due 02/15/2051		4,189	2,284
0.125% due 02/15/2052		2,996	1,601
0.250% due 07/15/2029 (e)		11,914	11,444
0.250% due 02/15/2050		2,558	1,487
0.375% due 01/15/2027 (i)		398	393
0.375% due 07/15/2027 (e)		10,543	10,401
0.500% due 01/15/2028 (e)		7,464	7,327
0.625% due 07/15/2032 (e)		11,150	10,405
0.625% due 02/15/2043		3,934	2,927
0.750% due 07/15/2028 (g)(i)		894	884
0.750% due 02/15/2042		4,528	3,519
0.750% due 02/15/2045		2,547	1,861

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 01/15/2029		$4,827	$4,753
0.875% due 02/15/2047		1,123	814
1.000% due 02/15/2046		7,567	5,739
1.000% due 02/15/2048		1,673	1,231
1.000% due 02/15/2049		3,480	2,527
1.125% due 01/15/2033		4,953	4,736
1.375% due 07/15/2033 (e)		13,941	13,545
1.500% due 02/15/2053		1,942	1,540
1.625% due 10/15/2027 (e)		7,038	7,127
1.625% due 10/15/2029 (e)		13,456	13,626
1.625% due 04/15/2030 (e)		6,953	7,005
1.750% due 01/15/2028		4,524	4,583
1.750% due 01/15/2034 (e)		9,078	9,004
1.875% due 07/15/2034 (e)		13,187	13,205
2.125% due 01/15/2035 (e)		6,200	6,305
2.125% due 02/15/2040		1,721	1,701
2.125% due 02/15/2041		2,593	2,540
2.125% due 02/15/2054		1,568	1,436
2.375% due 10/15/2028 (e)		14,347	14,885
2.375% due 02/15/2055		508	492
2.500% due 01/15/2029		1,373	1,429
3.375% due 04/15/2032 (i)		461	513
3.625% due 04/15/2028		2,598	2,763

Total U.S. Treasury Obligations (Cost $231,077)			216,255

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Trust
4.521% due 01/20/2047 ~		271	234

Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •		465	407

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	48	55

GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		$5	5

HarborView Mortgage Loan Trust
5.332% due 06/20/2035 •		166	153

IndyMac INDX Mortgage Loan Trust
5.274% due 05/25/2034 •		434	391

MortgageIT Trust
5.439% due 12/25/2034 •		5	5

OPEN Trust
7.401% due 11/15/2040 •		463	464

Residential Accredit Loans, Inc. Trust
4.794% due 06/25/2046 •		198	43

Total Non-Agency Mortgage-Backed Securities (Cost $1,781)			1,757

ASSET-BACKED SECURITIES 9.9%

HOME EQUITY OTHER 1.1%

Citigroup Mortgage Loan Trust
4.594% due 01/25/2037 •		121	89
4.724% due 09/25/2036 •		173	168

Citigroup Mortgage Loan Trust, Inc.
5.124% due 10/25/2035 •		500	464

Home Equity Asset Trust
5.289% due 08/25/2034 •		21	20

Morgan Stanley ABS Capital, Inc. Trust
5.094% due 01/25/2035 •		151	147

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.199% due 05/25/2035 •		763	759

Saxon Asset Securities Trust
1.814% due 05/25/2035 •		20	19

Structured Asset Securities Corp. Mortgage Loan Trust
6.434% due 08/25/2037 •		1	1

			1,667

OTHER ABS 8.8%

AGL CLO Ltd.
5.399% due 12/02/2034 •		1,600	1,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arcano Euro CLO DAC
0.000% due 07/25/2039 •(a)	EUR	1,700	$2,002

Ares CLO Ltd.
5.506% due 10/15/2030 •		$1,500	1,501

Avoca Static CLO DAC
3.249% due 01/15/2035 •	EUR	925	1,090

Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(a)		$1,700	1,701

Carlyle Global Market Strategies Euro CLO Ltd.
2.893% due 11/15/2031 •	EUR	453	534

MAN Euro CLO DAC
4.029% due 10/15/2036 •		1,800	2,126

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •		435	511

Massachusetts Educational Financing Authority
5.575% due 04/25/2038 •		$10	10

Palmer Square CLO Ltd.
5.371% due 05/21/2034 •		1,600	1,597

Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •	EUR	1,223	1,442

			14,115

Total Asset-Backed Securities (Cost $15,157)			15,782

SOVEREIGN ISSUES 9.2%

Canada Government Bond
4.250% due 12/01/2026 (b)	CAD	1,116	863

France Government International Bond
0.100% due 03/01/2026 (b)	EUR	2,803	3,282
0.100% due 07/25/2031 (b)		1,099	1,236

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		248	284
1.800% due 05/15/2036 (b)		103	122

Japan Government International Bond
0.100% due 03/10/2028 (b)	JPY	445,942	3,207
0.100% due 03/10/2029 (b)		780,864	5,639

Mexican Udibonos
4.000% due 08/24/2034 (b)	MXN	714	35

Total Sovereign Issues (Cost $15,462)			14,668

		SHARES
SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)		205,638	206

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (d) 1.0%
			1,600

Total Short-Term Instruments (Cost $1,806)			1,806

Total Investments in Securities (Cost $328,192)			313,556

Total Investments 196.4% (Cost $328,192)			$313,556

Financial Derivative Instruments (f)(h) (0.8)% (Cost or Premiums, net $(1,581))			(1,307)

Other Assets and Liabilities, net (95.6)%			(152,622)

Net Assets 100.0%			$159,627

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.400%	06/30/2025	07/01/2025	$1,600	U.S. Treasury Notes 0.000% due 08/15/2034	$(1,632)	$1,600	$1,600

Total Repurchase Agreements						$(1,632)	$1,600	$1,600

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	4.450%	06/04/2025	07/09/2025	$(69,627)	$(69,859)
	4.450	06/11/2025	07/23/2025	(2,246)	(2,251)
	4.450	06/17/2025	07/22/2025	(1,977)	(1,980)
	4.490	06/25/2025	07/02/2025	(1,023)	(1,024)
	4.500	06/26/2025	07/02/2025	(10,843)	(10,850)
BPG	4.450	06/18/2025	07/30/2025	(47,726)	(47,803)
TDM	4.450	06/09/2025	07/21/2025	(2,259)	(2,265)
	4.450	06/10/2025	07/08/2025	(2,451)	(2,458)

Total Sale-Buyback Transactions					$(138,490)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC STR	$1,600	$0	$0	$1,600	$(1,632)	$(32)

Master Securities Forward Transaction Agreement
BCY	0	0	(85,964)	(85,964)	85,677	(287)
BPG	0	0	(47,803)	(47,803)	48,066	263
BPS	0	0	0	0	(290)	(290)
TDM	0	0	(4,723)	(4,723)	4,769	46

Total Borrowings and Other Financing Transactions	$1,600	$0	$(138,490)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	0	(138,490)	0	0	(138,490)

Total Borrowings	$0	$(138,490)	$0	$0	$(138,490)

Payable for sale-buyback financing transactions					$(138,490)

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(e)	Securities with an aggregate market value of $139,171 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(134,666) at a weighted average interest rate of 4.331%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(260) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	241	$69,669	$156	$11	$(32)
Arabica Coffee December Futures	12/2025	1	110	(6)	0	(1)
Australia Government 10-Year Bond September Futures	09/2025	59	4,451	36	0	(21)
Brent Crude March Futures	01/2026	1	65	(1)	0	0
Copper September Futures	09/2025	1	127	6	0	(1)
Euro-BTP September Futures	09/2025	81	11,545	33	18	(22)
Gas Oil December Futures	12/2025	1	63	3	0	0
Gold 100 oz. December Futures	12/2025	1	336	(2)	2	0
Iron Ore September Futures	09/2025	5	47	0	0	0
Live Cattle October Futures	10/2025	3	252	0	0	0
New York Harbor December Futures	11/2025	1	92	6	1	0
Platinum October Futures	10/2025	2	134	10	0	(1)
RBOB Gasoline December Futures	11/2025	1	76	2	0	0
Silver September Futures	09/2025	1	181	(6)	0	(1)
Soybean Meal December Futures	12/2025	11	318	(16)	1	0
Soybean November Futures	11/2025	3	154	(2)	0	0
Soybean Oil January Futures	01/2026	1	32	0	0	0
U.S. Treasury 10-Year Note September Futures	09/2025	37	4,149	69	12	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	99	11,312	241	48	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	88	10,483	338	118	0
WTI Crude December Futures	11/2025	1	62	2	0	0

				$869	$211	$(79)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	241	$(69,630)	$(117)	$18	$(4)
Aluminum September Futures	09/2025	1	(65)	(3)	0	(3)
Corn December Futures	12/2025	7	(149)	7	1	0
Corn September Futures	09/2025	14	(286)	15	1	0
Cotton No. 2 December Futures	12/2025	5	(170)	0	3	0
Euro-Bobl September Futures	09/2025	36	(4,990)	23	10	(3)
Euro-Bund September Futures	09/2025	41	(6,286)	25	11	(1)
Euro-Buxl 30-Year Bond September Futures	09/2025	2	(280)	5	1	0
Euro-Oat September Futures	09/2025	103	(15,025)	115	33	(7)
Euro-Schatz September Futures	09/2025	21	(2,653)	5	2	(1)
Hard Red Winter Wheat December Futures	12/2025	2	(55)	4	1	0
Hard Red Winter Wheat September Futures	09/2025	2	(53)	3	1	0
Lead September Futures	09/2025	2	(102)	(4)	0	(4)
Lean Hogs October Futures	10/2025	3	(111)	0	3	0
Natural Gas January Futures	12/2025	1	(49)	1	2	0
Natural Gas September Futures	08/2025	6	(209)	19	16	0
Nickel September Futures	09/2025	1	(91)	2	2	0
Soybean January Futures	01/2026	3	(156)	2	0	0
Soybean Meal January Futures	01/2026	2	(59)	2	0	0
Soybean Oil December Futures	12/2025	1	(32)	(3)	0	0
Sugar No. 11 March Futures	02/2026	2	(38)	0	1	0
Sugar No. 11 October Futures	09/2025	3	(54)	5	2	0
U.S. Treasury 2-Year Note September Futures	09/2025	288	(59,911)	(205)	0	(16)
U.S. Treasury 5-Year Note September Futures	09/2025	101	(11,009)	(100)	0	(14)
U.S. Treasury Long-Term Bond September Futures	09/2025	179	(20,669)	(904)	0	(179)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Wheat December Futures	12/2025	1	$	(28)	$2	$0	$0
Wheat September Futures	09/2025	4		(108)	1	1	0
Wheat September Futures	09/2025	4		(46)	5	0	0
White Sugar October Futures	09/2025	1		(23)	1	0	0

					$(1,094)	$109	$(232)

Total Futures Contracts					$(225)	$320	$(311)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	15,300	$(278)	$88	$(190)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	17	14	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		160,000	(2)	10	8	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		607,000	55	73	128	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	18,280	122	(108)	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		1,400	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		4,800	(22)	(1)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		14,780	(186)	(481)	(667)	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		17,303	(17)	(248)	(265)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		550	24	(8)	16	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,900	(18)	(35)	(53)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		3,050	189	847	1,036	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,184	1,318	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	97	150	0	(16)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	11,600	0	(34)	(34)	5	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,600	0	299	299	0	(9)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		27,100	(1,161)	124	(1,037)	0	(55)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	527	589	3	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	646	647	3	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	998	1,116	5	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,070	622	366	988	31	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	4	4	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	17	18	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	3	3	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,800	0	6	6	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(532)	(551)	0	(1)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	1	1	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(64)	(70)	2	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,100	(1)	(25)	(26)	4	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	(5)	(7)	2	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	10	10	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	25	15	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(1)	(1)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	31	31	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	103	108	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	122	124	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	30	30	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	63	67	0	0
Pay	CPURNSA	2.208	Maturity	10/07/2025	$	15,408	0	(95)	(95)	0	(5)
Receive	CPURNSA	2.214	Maturity	10/10/2025		12,000	0	75	75	3	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		2,600	0	(13)	(13)	0	(1)
Pay	CPURNSA	2.341	Maturity	11/07/2025		5,100	0	(33)	(33)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		1,600	0	(1)	(1)	0	0
Pay	CPURNSA	2.418	Maturity	03/05/2026		4,500	(542)	6	(536)	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		6,500	4	24	28	0	(3)
Pay	CPURNSA	2.767	Maturity	05/13/2026		2,900	(295)	14	(281)	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	76	76	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	82	82	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	59	59	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(238)	(238)	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(269)	(269)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(155)	(155)	0	0
Pay	CPURNSA	1.997	Maturity	07/25/2029		1,300	0	(192)	(192)	0	0
Pay	CPURNSA	1.882	Maturity	11/20/2029		500	1	(82)	(81)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	182	183	1	0

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	FRCPXTOB	1.410%	Maturity	11/15/2039	EUR	300	$0	$(59)	$(59)	$0	$0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,500	8	30	38	10	0
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	12	12	3	0

Total Swap Agreements							$(1,163)	$3,572	$2,409	$96	$(222)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$320	$96	$416	$0	$(311)	$(222)	$(533)

(g)

Securities with an aggregate market value of $525 and cash of $2,810 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	EUR	135		$158	$0	$(1)
	07/2025		$1,708	AUD	2,629	22	0
	07/2025		885	CHF	707	6	0
	07/2025		196	NZD	326	3	0
	08/2025	AUD	2,629		$1,709	0	(23)
	08/2025	CHF	704		885	0	(6)
	08/2025	CNH	3,872		542	0	(1)
	08/2025	NZD	326		196	0	(3)
	08/2025		$158	EUR	135	1	0

BOA	07/2025	AUD	149		$97	0	(1)
	07/2025	EUR	9,264		10,536	0	(377)
	07/2025		$203	IDR	3,314,013	1	0
	07/2025		148	SGD	189	1	0
	08/2025	SGD	185		$145	0	(1)
	08/2025		$89	INR	7,651	0	0

BPS	07/2025	BRL	1,646		$302	0	(1)
	07/2025	CAD	105		77	0	0
	07/2025	CNH	903		126	0	0
	07/2025	NOK	505		50	0	0
	07/2025	SEK	865		90	0	(1)
	07/2025	THB	227		7	0	0
	07/2025		$294	BRL	1,646	9	0
	07/2025		395	IDR	6,444,205	2	0
	07/2025		30	THB	983	0	0
	07/2025		116	TWD	3,457	2	0
	08/2025	CNH	3,428		$480	0	(1)
	08/2025	JPY	6,185		43	0	0
	08/2025	TWD	4,287		136	0	(11)
	08/2025		$315	INR	27,420	4	0
	08/2025		124	TWD	4,063	16	0

BRC	07/2025	AUD	2,303		$1,484	0	(32)
	07/2025	GBP	875		1,191	0	(11)
	07/2025	ILS	1,836		527	0	(18)
	07/2025	KRW	29,174		21	0	0
	07/2025	NOK	431		42	0	0
	07/2025		$261	ILS	883	1	0
	07/2025		81	PLN	305	3	0
	07/2025		344	ZAR	6,216	7	0
	08/2025		1,191	GBP	875	11	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	07/2025	AUD	114		$74	$0	$(1)
	07/2025	BRL	15,021		2,753	0	(12)
	07/2025	KRW	2,325,631		1,695	0	(30)
	07/2025	SEK	290		31	0	0
	07/2025	THB	11,899		358	0	(9)
	07/2025		$2,626	BRL	15,021	139	0
	07/2025		325	IDR	5,292,397	1	0
	07/2025		132	TWD	3,901	2	0
	08/2025	NOK	115		$11	0	0
	08/2025	TWD	120,744		3,701	0	(448)
	08/2025		$88	CNH	628	0	0
	08/2025		1,892	INR	163,176	7	(1)
	08/2025		12	TWD	377	1	0

DUB	07/2025	ILS	891		$257	0	(8)
	07/2025	KRW	40,909		30	0	0
	07/2025		$2,192	DKK	13,958	12	0
	07/2025		10,582	EUR	9,122	163	0
	07/2025		25	IDR	407,423	0	0
	07/2025		64	SGD	83	1	0
	07/2025		60	TWD	1,783	1	0
	08/2025	DKK	13,924		$2,192	0	(12)
	08/2025	EUR	9,102		10,582	0	(163)
	08/2025		$907	INR	78,368	5	0
	08/2025		245	TWD	7,802	23	0

GLM	07/2025	BRL	16,699		3,029	0	(44)
	07/2025		$3,060	BRL	16,699	14	0
	07/2025		77	IDR	1,255,383	0	0
	07/2025		37	SGD	47	0	0
	08/2025	CNH	2,009		$280	0	(2)
	08/2025	SGD	47		37	0	0
	10/2025		$3,029	BRL	17,082	43	0

IND	07/2025		122	SEK	1,156	0	0
	08/2025	SEK	1,154		$122	0	0

JPM	07/2025	CHF	33		40	0	(1)
	07/2025	DKK	13,947		2,112	0	(90)
	07/2025	KRW	130,647		96	0	(1)
	07/2025	NZD	326		194	0	(4)
	07/2025	PLN	32		9	0	0
	07/2025	SGD	780		607	0	(6)
	07/2025		$873	PLN	3,277	36	0
	07/2025		53	SGD	68	0	0
	07/2025		99	ZAR	1,762	1	0
	08/2025	CNH	3,667		$513	0	(1)
	08/2025	SGD	68		53	0	0
	08/2025	TWD	2,699		82	0	(11)
	08/2025		$353	INR	30,582	3	0
	08/2025		678	TWD	19,756	7	(6)

MBC	07/2025	AUD	63		$40	0	(1)
	07/2025	CAD	4,762		3,467	0	(30)
	07/2025	CHF	674		820	0	(29)
	07/2025	JPY	619,363		4,311	10	0
	07/2025	SGD	1,873		1,460	0	(13)
	07/2025	THB	5,973		180	0	(4)
	07/2025		$3,465	CAD	4,764	33	0
	07/2025		321	EUR	277	5	0
	07/2025		204	GBP	151	3	0
	07/2025		79	IDR	1,283,817	0	0
	07/2025		97	NOK	960	0	(2)
	07/2025		626	PLN	2,343	24	0
	07/2025		1,408	SGD	1,820	24	0
	07/2025		8	TWD	251	0	0
	08/2025	CAD	4,756		$3,465	0	(33)
	08/2025	CNH	1,452		203	0	(1)
	08/2025	JPY	32,896		229	0	0
	08/2025	SGD	1,816		1,408	0	(24)
	08/2025	TWD	17,539		564	0	(39)
	08/2025		$6	TWD	187	1	0

MYI	07/2025	JPY	306,320		$2,120	0	(7)
	07/2025		$6,738	JPY	976,642	44	0

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$109	NOK	1,101	$0	$0
	08/2025	CNH	5,015		$701	0	(3)
	08/2025	JPY	973,050		6,738	0	(44)
	08/2025	NOK	1,100		109	0	0

RYL	08/2025		$83	DKK	530	0	0

SCX	07/2025	ILS	14		$4	0	0
	07/2025	TWD	888		31	0	0
	07/2025		$358	IDR	5,838,368	1	0
	07/2025		760	JPY	109,701	2	0
	07/2025		281	SGD	363	4	0
	07/2025		136	TWD	4,042	3	0
	08/2025	CNH	8,642		$1,210	0	(2)
	08/2025	JPY	109,296		760	0	(2)
	08/2025	SGD	362		281	0	(4)
	08/2025		$108	CNH	774	1	0
	08/2025		276	INR	23,664	0	0
	08/2025		3	TWD	112	0	0

SSB	07/2025		980	GBP	724	14	0

UAG	07/2025	ILS	135		$38	0	(3)
	07/2025	JPY	199,869		1,381	0	(7)
	07/2025	KRW	29,114		22	0	0
	07/2025	NOK	1,239		122	0	(1)
	07/2025	THB	948		29	0	(1)
	07/2025		$21	KRW	29,128	0	0
	09/2025		395	MXN	7,648	10	0

Total Forward Foreign Currency Contracts						$727	$(1,588)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(33)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740%	09/08/2025	1,900	$(44)	$(37)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	1,900	(44)	(13)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,200	(111)	(110)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(86)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(33)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(27)	(17)

							$(364)	$(296)

Total Written Options							$(418)	$(329)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$32	$0	$0	$32	$(34)	$0	$0	$(34)	$(2)	$0	$(2)
BOA	2	0	0	2	(379)	0	0	(379)	(377)	308	(69)
BPS	33	0	0	33	(14)	0	0	(14)	19	(10)	9
BRC	22	0	0	22	(61)	(50)	0	(111)	(89)	0	(89)
CBK	150	0	0	150	(501)	0	0	(501)	(351)	495	144
DUB	205	0	0	205	(183)	0	0	(183)	22	0	22
GLM	57	0	0	57	(46)	(279)	0	(325)	(268)	0	(268)
JPM	47	0	0	47	(120)	0	0	(120)	(73)	0	(73)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
MBC	$100	$0	$0	$100	$(176)	$0	$0	$(176)	$(76)	$0	$(76)
MYI	44	0	0	44	(54)	0	0	(54)	(10)	0	(10)
SCX	11	0	0	11	(8)	0	0	(8)	3	0	3
SSB	14	0	0	14	0	0	0	0	14	0	14
UAG	10	0	0	10	(12)	0	0	(12)	(2)	0	(2)

Total Over the Counter	$727	$0	$0	$727	$(1,588)	$(329)	$0	$(1,917)

(i)

Securities with an aggregate market value of $803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$38	$0	$0	$0	$282	$320
Swap Agreements	0	0	0	0	96	96

	$38	$0	$0	$0	$378	$416

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$727	$0	$727

	$38	$0	$0	$727	$378	$1,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$11	$0	$0	$0	$300	$311
Swap Agreements	0	0	0	0	222	222

	$11	$0	$0	$0	$522	$533

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,588	$0	$1,588
Written Options	0	0	0	0	329	329

	$0	$0	$0	$1,588	$329	$1,917

	$11	$0	$0	$1,588	$851	$2,450

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(338)	$0	$0	$0	$(245)	$(583)
Swap Agreements	0	0	0	0	(926)	(926)

	$(338)	$0	$0	$0	$(1,171)	$(1,509)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,765)	$0	$(1,765)
Written Options	0	0	0	0	246	246

	$0	$0	$0	$(1,765)	$246	$(1,519)

	$(338)	$0	$0	$(1,765)	$(925)	$(3,028)

58	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$17	$0	$0	$0	$(588)	$(571)
Swap Agreements	0	0	0	0	2,422	2,422

	$17	$0	$0	$0	$1,834	$1,851

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,428)	$0	$(1,428)
Written Options	0	0	0	0	(87)	(87)

	$0	$0	$0	$(1,428)	$(87)	$(1,515)

	$17	$0	$0	$(1,428)	$1,747	$336

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,268	$0	$2,268
U.S. Government Agencies	0	61,020	0	61,020
U.S. Treasury Obligations	0	216,255	0	216,255
Non-Agency Mortgage-Backed Securities	0	1,757	0	1,757
Asset-Backed Securities
Home Equity Other	0	1,667	0	1,667
Other ABS	0	14,115	0	14,115
Sovereign Issues	0	14,668	0	14,668
Short-Term Instruments
Mutual Funds	0	206	0	206
Repurchase Agreements	0	1,600	0	1,600

Total Investments	$0	$313,556	$0	$313,556

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$142	$274	$0	$416
Over the counter	0	727	0	727

	$142	$1,001	$0	$1,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(102)	(431)	0	(533)
Over the counter	0	(1,917)	0	(1,917)

	$(102)	$(2,348)	$0	$(2,450)

Total Financial Derivative Instruments	$40	$(1,347)	$0	$(1,307)

Totals	$40	$312,209	$0	$312,249

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	59

Schedule of Investments	PIMCO Fixed Income SHares: Series TE

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association
10.000% due 12/01/2051 «	$200	$153

INDUSTRIALS 0.3%

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	700	709

Total Corporate Bonds & Notes (Cost $895)		862

MUNICIPAL BONDS & NOTES 89.5%

ALABAMA 5.9%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 06/01/2055	800	807

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	2,000	2,160

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	600	635

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	1,000	1,071

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	1,990	1,911

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,000	1,055

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	800	827

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,585
5.250% due 03/01/2055	2,000	2,091

		12,142

ARIZONA 0.3%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
6.750% due 12/01/2055	250	251

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	258

		509

ARKANSAS 0.3%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	542

CALIFORNIA 8.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.300% due 10/01/2047 (d)	1,000	570

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,054
5.000% due 02/01/2055	700	744

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	191

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	1,000	179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	$1,000	$982

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	1,800	1,854

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	1,000	1,006

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	809
7.000% due 03/01/2053	250	239

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	2,250	176

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	1,200	1,138

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,013

California Municipal Finance Authority Revenue Bonds, Series 2025
5.000% due 01/01/2038	500	491

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	256

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	500	495

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	253

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	200	172

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	500	305

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.010% due 06/01/2066 (c)	9,000	954
3.714% due 06/01/2041	2,000	1,531
4.214% due 06/01/2050	100	72

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	296

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	1,000	856

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	881

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	490

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	300	329

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.010% due 06/01/2060 (c)	2,500	384

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	2,000	402

		18,122

COLORADO 6.5%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	1,000	968

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017
5.000% due 12/01/2037	$250	$250

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	500	487

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	500	460

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	750	577

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	1,000	874

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	750	725

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
4.000% due 12/01/2043	1,000	899

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	1,000	886

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,950	1,960

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	1,000	1,012

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	500	434

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	466

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	750	699

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	480

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	486

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
6.000% due 12/01/2050 (d)	1,000	830

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2049	500	448

		13,191

DELAWARE 0.7%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	975	805
7.120% due 10/01/2038	175	163

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	500	495

		1,463

DISTRICT OF COLUMBIA 0.8%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
5.000% due 10/01/2046	1,000	1,001

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	300	303
5.000% due 07/15/2056	300	302

		1,606

60	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 11.8%

Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	$250	$251

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	710	699

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	405	404

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	300	293

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2055	250	236

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	390	392

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	250	238

Berry Bay II Community Development District, Florida Special Assessment Notes, Series 2024
4.450% due 05/01/2031	220	221

Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.250% due 07/01/2050	1,300	1,236

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	470

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 07/01/2053	1,000	999

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,000	1,005

Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045 (a)	600	599

Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
5.000% due 05/01/2036	615	620

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	1,000	946

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,000	976

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	500	484

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	250	233

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2044	420	403

Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.700% due 06/15/2045 (a)	615	618

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	230	222

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	425	405

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	585	575
5.550% due 05/01/2054	530	517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	$875	$828

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	250	240

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.250% due 10/01/2055	1,000	1,032

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	700	755

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	916

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	615	615

Newfield Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	790	810

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	150	138

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	250	230

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	150	146

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2028 (c)	475	422

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	525	509

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2055	100	93

Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	810	753

Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	625	636

Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2045	100	100

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	300	279

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	1,000	947

Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024
4.875% due 06/15/2044	250	233

St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	218
4.000% due 12/15/2030	200	193
4.000% due 12/15/2031	210	200

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	495	500

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	250	245

		24,080

GEORGIA 1.2%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
6.500% due 12/15/2048 (d)	500	437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	$100	$100

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043	1,000	947

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	300	316

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	550	582

		2,382

IDAHO 0.3%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	200	218

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	447	401

		619

ILLINOIS 4.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2048	1,000	1,017

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033	500	540

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049	300	300

Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047	1,975	1,723

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	440	434

Illinois Sales Tax State Revenue Bonds, Series 2017
3.000% due 06/15/2034	1,180	1,049

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,036

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036	1,100	1,180
5.000% due 05/01/2037	1,000	1,058

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	850	900

Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014
5.375% due 03/01/2034	443	416

		9,653

INDIANA 0.7%

Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	500	462

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	100	96

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	168
6.250% due 07/01/2056	300	284

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	300	285

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	250	218

		1,513

IOWA 1.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, (FNMA Insured), Series 2024
4.650% due 07/01/2043	2,000	1,972

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	61

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	$250	$214

		2,186

KANSAS 0.5%

Colby, Kansas Revenue Notes, Series 2024
5.500% due 07/01/2026	1,000	1,002

LOUISIANA 0.3%

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	660	555

MAINE 0.1%

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	250	244

MARYLAND 0.6%

Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	1,000	839

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	300	329

		1,168

MASSACHUSETTS 2.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
5.000% due 07/01/2048	600	603

Massachusetts Development Finance Agency Revenue Bonds, Series 2013
4.000% due 07/01/2043	1,750	1,529

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2048	1,000	918

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2044	350	333

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
6.000% due 07/01/2050	1,000	1,052

		4,435

MICHIGAN 1.5%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	497	389

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.655% due 07/01/2032 ~	1,000	987

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,617

		2,993

MINNESOTA 1.1%

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	1,990	2,229

MISSOURI 0.5%

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	1,000	966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 2.0%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.869% due 01/25/2043	$2,199	$2,199

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.143% due 01/25/2040 ~	490	472
4.552% due 08/25/2040 ~	495	501

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(f)	498	511
4.685% due 10/25/2040	496	506

		4,189

NEVADA 0.2%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	320	306

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	149

		455

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	2,000	1,472

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	277

New Hampshire National Finance Authority Affordable Housing, Series 2024
4.150% due 10/20/2040	400	387

		2,136

NEW JERSEY 1.3%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	991

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	1,000	1,002

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
5.000% due 07/01/2044	750	731

		2,724

NEW MEXICO 0.2%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	459

NEW YORK 3.9%

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	500	400

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	200	207

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,028

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	979

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036	660	719

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	2,000	1,991

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	750	705

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.375% due 08/01/2054	$1,000	$789

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,016

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,000	178

		8,012

OHIO 3.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (c)	11,300	1,052
5.000% due 06/01/2055	2,500	2,134

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,067
5.500% due 02/15/2057	510	496

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	150	159

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	665

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	700	769

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	1,000	975

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	250	237

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.375% due 01/01/2045	250	251

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	150	151

		7,956

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2038 (c)	750	417

University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	200	201

		618

PENNSYLVANIA 3.6%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	465	460

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	1,045	1,045

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2054	400	384

Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049	500	424

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	150	144

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	515

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	1,000	868

62	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
6.000% due 06/30/2061	$1,000	$1,048

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	1,000	1,049

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	500	496

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	1,000	1,012

		7,445

PUERTO RICO 5.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	834	514
0.000% due 11/01/2051	3,379	2,137

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	984	944

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.568% (US0003M + 0.520%) due 07/01/2029 ~	1,010	966

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(b)	2,150	1,048

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	430	137
0.010% due 07/01/2051 (c)	17,345	4,055

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	500	480

		10,281

RHODE ISLAND 1.1%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,000
5.000% due 06/01/2050	1,250	1,239

		2,239

SOUTH CAROLINA 1.0%

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	200	205
5.500% due 12/01/2054	625	655

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,200	1,188

		2,048

TENNESSEE 0.5%

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	1,000	1,097

TEXAS 9.5%

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	1,000	936

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	100	101

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	187	141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	$250	$240

Celina, Texas Special Assessment Bonds, Series 2024
5.500% due 09/01/2054	500	478

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	350	335

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	225

Denton County, Texas Special Assessment Bonds, Series 2025
6.125% due 12/31/2055	1,000	1,008

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	500	507

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	400	397

Frenship Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	1,000	1,014

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,012

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036	2,150	2,238

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	300	309

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	600	610

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2050	200	202

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	200	200

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	477

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	260	203
4.000% due 07/01/2036 ^(b)	915	826
4.250% due 07/01/2036 ^(b)	920	718
4.750% due 07/01/2051 ^(b)	50	39

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2060	1,000	919

North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,000	2,085

Pilot Point, Texas Special Assessment Bonds, Series 2025
6.125% due 09/15/2045	680	690

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	500	383

Princeton, Texas Special Assessment Bonds, Series 2025
5.375% due 09/01/2045	420	405

Princeton, Texas Special Assessment Notes, Series 2024
4.250% due 09/01/2031	300	299

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	200	204

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	200	172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.519% due 12/15/2026 ~	$500	$500

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	1,000	1,044

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	600	544

		19,461

UTAH 2.7%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	1,000	1,059

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025
5.000% due 07/15/2035	1,000	1,004

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	500
6.000% due 06/15/2054	1,000	1,006

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2048	1,000	1,010

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	1,000	861

		5,440

VERMONT 0.1%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	250	247

VIRGINIA 0.7%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	410	385

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,030

		1,415

WASHINGTON 0.7%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	876

Washington State Housing Finance Commission Revenue Bonds, Series 2024
6.000% due 07/01/2059	500	499

Washington State Housing Finance Commission Revenue Bonds, Series 2025
7.000% due 07/01/2064	100	102

		1,477

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,000	91

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	800	817

		908

WISCONSIN 1.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	449

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	63

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	$1,930	$136
4.500% due 06/01/2056	225	164

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044	290	264

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.250% due 06/15/2045	550	548

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.010% due 09/01/2029 (c)	371	275

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	100	84

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	300	290

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2025
5.625% due 07/01/2035	575	593

		2,803

Total Municipal Bonds & Notes (Cost $184,442)		183,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 4.4%

BBRA
7.215% due 06/02/2059 «	$1,620	$1,620

BBRA
7.215% due 06/01/2059 «	520	520

Freddie Mac
3.084% due 04/25/2043 ~	197	172
3.260% due 01/25/2039 ~	700	453
3.541% due 01/25/2043 ~	300	192
3.720% due 01/01/2041	986	909
3.800% due 01/01/2040	987	921
3.850% due 07/01/2039 - 01/01/2040	1,490	1,398
4.250% due 08/01/2038	992	980
4.370% due 03/01/2040	492	488
4.900% due 02/01/2040	494	515
4.913% due 07/15/2040 •	245	251
5.210% due 08/01/2040	297	318
5.469% due 01/25/2042 ~	300	240

Total U.S. Government Agencies (Cost $8,937)		8,977

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (e)	76,308	76

	SHARES	MARKET VALUE (000S)
Total Short-Term Instruments (Cost $76)		$76

Total Investments in Securities (Cost $194,350)		192,925

INVESTMENTS IN AFFILIATES 6.6%

SHORT-TERM INSTRUMENTS 6.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%

PIMCO Short-Term Floating NAV Portfolio III	1,377,846	13,416

Total Short-Term Instruments (Cost $13,413)		13,416

Total Investments in Affiliates (Cost $13,413)		13,416

Total Investments 100.9% (Cost $207,763)		$206,341

Other Assets and Liabilities, net (0.9)%		(1,843)

Net Assets 100.0%		$204,498

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615%	08/25/2041	03/19/2024	$ 502	$511	0.25%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$153	$153
Industrials	0	709	0	709
Municipal Bonds & Notes
Alabama	0	12,142	0	12,142

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Arizona	$0	$509	$0	$509
Arkansas	0	542	0	542
California	0	18,122	0	18,122
Colorado	0	13,191	0	13,191
Delaware	0	1,463	0	1,463
District of Columbia	0	1,606	0	1,606

64	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Florida	$0	$24,080	$0	$24,080
Georgia	0	2,382	0	2,382
Idaho	0	619	0	619
Illinois	0	9,653	0	9,653
Indiana	0	1,513	0	1,513
Iowa	0	2,186	0	2,186
Kansas	0	1,002	0	1,002
Louisiana	0	555	0	555
Maine	0	244	0	244
Maryland	0	1,168	0	1,168
Massachusetts	0	4,435	0	4,435
Michigan	0	2,993	0	2,993
Minnesota	0	2,229	0	2,229
Missouri	0	966	0	966
Multi-State	0	4,189	0	4,189
Nevada	0	455	0	455
New Hampshire	0	2,136	0	2,136
New Jersey	0	2,724	0	2,724
New Mexico	0	459	0	459
New York	0	8,012	0	8,012
Ohio	0	7,956	0	7,956
Oregon	0	618	0	618
Pennsylvania	0	7,445	0	7,445

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Puerto Rico	$0	$10,281	$0	$10,281
Rhode Island	0	2,239	0	2,239
South Carolina	0	2,048	0	2,048
Tennessee	0	1,097	0	1,097
Texas	0	19,461	0	19,461
Utah	0	5,440	0	5,440
Vermont	0	247	0	247
Virginia	0	1,415	0	1,415
Washington	0	1,477	0	1,477
West Virginia	0	908	0	908
Wisconsin	0	2,803	0	2,803
U.S. Government Agencies	0	6,837	2,140	8,977
Short-Term Instruments
Mutual Funds	0	76	0	76

	$0	$190,632	$2,293	$192,925

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,416	$0	$0	$13,416

Total Investments	$13,416	$190,632	$2,293	$206,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$(47)	$0	$0	$153	$(47)
U.S. Government Agencies	241	2,140	0	1	0	(2)	0	(240)	2,140	0

Totals	$441	$2,140	$0	$1	$0	$(49)	$0	$(240)	$2,293	$(47)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$153	Discounted Cash Flow	Discount Rate	20.912	—
U.S. Government Agencies	2,140	Recent Transaction	Purchase Price	100.000	—

Total	$2,293

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	65

Notes to Financial Statements

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”) was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each, a “Portfolio” or “Series” and collectively, the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

Each Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Act”), the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a

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Notes to Financial Statements	(Cont.)

fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement

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price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of

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Notes to Financial Statements	(Cont.)

transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$2,733	$335,826	$(338,400)	$10	$0	$169	$227	$0

PIMCO Fixed Income SHares: Series LD	1,480	27,979	(29,370)	1	0	90	79	0

PIMCO Fixed Income SHares: Series M	3,366	293,091	(281,900)	13	(1)	14,569	191	0

PIMCO Fixed Income SHares: Series TE	9,818	94,896	(91,300)	4	(2)	13,416	297	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by

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its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of June 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan

Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

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When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be

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Notes to Financial Statements	(Cont.)

obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily

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and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency

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Notes to Financial Statements	(Cont.)

exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of each Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by each Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	X	—	—	X

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

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Notes to Financial Statements	(Cont.)

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

Emerging Markets	X	X	X	X	—

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	X

Issuer	X	X	X	X	X

Turnover	X	X	X	X	—

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

Puerto Rico-Specific	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

Collateralized Loan Obligations	X	X	X	X	—

AMT Bonds	—	—	—	—	X

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk is the risk that, to the extent that a Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, a Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. A Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared

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over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate risks.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk is the risk that investing in municipal securities subjects a Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Municipal Project-Specific Risk is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in California municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in New York municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

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Notes to Financial Statements	(Cont.)

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk is the risk that the value of assets or income from a Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio’s investments could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s investments.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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Notes to Financial Statements	(Cont.)

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

84	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2025	(Unaudited)

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios; (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

(c) Distribution Contract The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Agreement The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	85

Notes to Financial Statements	(Cont.)

short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement will continue in effect, unless sooner terminated by the Board, for so long as PIMCO serves as the investment adviser to the Portfolios pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2025 were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

Fixed Income SHares: Series TE	5,020	4,917	(367)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$6,764,022	$6,590,665	$373,124	$210,180

Fixed Income SHares: Series LD	121,373	105,879	12,458	11,829

Fixed Income SHares: Series M	7,499,863	7,416,658	228,870	76,473

Fixed Income SHares: Series R	186,224	187,138	8,422	11,564

Fixed Income SHares: Series TE	4,366	0	95,734	50,916

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a

86	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2025	(Unaudited)

Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2024, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares: Series C	$246,263	$104,099

Fixed Income SHares: Series LD	2,424	4,835

Fixed Income SHares: Series M	62,893	83,155

Fixed Income SHares: Series R	12,180	43,937

Fixed Income SHares: Series TE	2,778	240

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

Fixed Income SHares: Series C	$2,543,823	$60,470	$(56,857)	$3,613

Fixed Income SHares: Series LD	67,442	1,592	(2,593)	(1,001)

Fixed Income SHares: Series M	2,541,135	90,531	(113,863)	(23,332)

Fixed Income SHares: Series R	326,611	10,540	(22,601)	(12,061)

Fixed Income SHares: Series TE	207,763	3,007	(4,429)	(1,422)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	87

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RYL	NatWest Markets Plc

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar

EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar

GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate

Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index-Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	Oat	Obligations Assimilables du Trésor	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WTI	West Texas Intermediate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”

88	PIMCO MANAGED ACCOUNTS TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Fixed Income SHares - Series C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0389	$0.0000	$0.0000	$0.0389

February 2025	$0.0381	$0.0000	$0.0000	$0.0381

March 2025	$0.0451	$0.0000	$0.0000	$0.0451

April 2025	$0.0472	$0.0000	$0.0000	$0.0472

May 2025	$0.0457	$0.0000	$0.0000	$0.0457

June 2025	$0.0425	$0.0000	$0.0000	$0.0425

PIMCO Fixed Income SHares - Series LD	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0377	$0.0000	$0.0001	$0.0378

February 2025	$0.0380	$0.0000	$0.0000	$0.0380

March 2025	$0.0373	$0.0000	$0.0000	$0.0373

April 2025	$0.0406	$0.0000	$0.0000	$0.0406

May 2025	$0.0427	$0.0000	$0.0000	$0.0427

June 2025	$0.0379	$0.0000	$0.0000	$0.0379

PIMCO Fixed Income SHares - Series M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0408	$0.0000	$0.0000	$0.0408

February 2025	$0.0377	$0.0000	$0.0000	$0.0377

March 2025	$0.0413	$0.0000	$0.0000	$0.0413

April 2025	$0.0435	$0.0000	$0.0000	$0.0435

May 2025	$0.0437	$0.0000	$0.0000	$0.0437

June 2025	$0.0398	$0.0000	$0.0000	$0.0398

PIMCO Fixed Income SHares - Series R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0001	$0.0000	$0.0000	$0.0001

February 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2025	$0.0619	$0.0000	$0.0000	$0.0619

April 2025	$0.0473	$0.0000	$0.0000	$0.0473

May 2025	$0.0251	$0.0000	$0.0000	$0.0251

June 2025	$0.0359	$0.0000	$0.0000	$0.0359

PIMCO Fixed Income SHares - Series TE	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0375	$0.0000	$0.0000	$0.0375

February 2025	$0.0360	$0.0000	$0.0000	$0.0360

March 2025	$0.0359	$0.0000	$0.0000	$0.0359

April 2025	$0.0387	$0.0000	$0.0000	$0.0387

May 2025	$0.0399	$0.0000	$0.0000	$0.0399

June 2025	$0.0388	$0.0000	$0.0000	$0.0388

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	89

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

90	PIMCO MANAGED ACCOUNTS TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	91

Approval of Investment Management Agreement (N-CSR Item 11)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of PIMCO Managed Accounts Trust (“PMAT”), voting separately, annually approve the continuation of the Investment Advisory Contract between PMAT, on behalf of each of its series (each, a “Portfolio” and, collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) (the “Agreement”). At an in-person meeting held on June 25, 2025 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of the Agreement for an additional one-year period commencing on August 1, 2025.

In addition to the Approval Meeting, the Contracts Committee and the Performance Committee of the Board held a joint meeting on May 27, 2025 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreement. The annual contract review process also involved multiple discussions and meetings with members of the Contracts Committee and the full Contracts Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Contracts Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering the Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Portfolio, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreement. The Trustees also considered the nature, quality and extent of the various services performed by PIMCO under the Agreement.

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of any follow-up inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Portfolios. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance, investment, operational and other relevant risks for the Portfolios; and other portfolio information for each Portfolio, including any use of derivatives. The Trustees also received periodic reports on, among other matters, pricing and valuation; quality and cost of portfolio trade execution; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees also reviewed information regarding the investment performance for each Portfolio and certain composites comprised of separate accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts, as well as the estimated profitability to PIMCO with respect to the Portfolios (taking into account profitability estimates of related separate accounts) for the one-year period ended December 31, 2024.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Portfolios, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services, and general corporate ownership and business operations unrelated to the Portfolios. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Portfolios. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Portfolios, including recent changes to the named portfolio managers of the Portfolios, as applicable; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

92	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Portfolios beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Portfolios; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreement; the nature, extent, and quality of the investment advisory services PIMCO is responsible for providing to the Portfolios; and PIMCO’s risk management function. The Trustees considered conditions that might affect PIMCO’s ability to provide high-quality services to the Portfolios in the future under the Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Portfolios for which it receives no direct management fee. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Portfolios. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Portfolios’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. Specifically, the Trustees considered PIMCO’s oversight of shareholder servicing functions provided to the Portfolios. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees considered PIMCO’s strategic managed service arrangement (“Managed Services”) with a third-party consultant for various services provided to the Portfolios and requested information from PIMCO regarding PIMCO’s retained responsibility and oversight over the Managed Services.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under the Agreement were appropriate.

Fee and Expense Information

The Trustees also gave substantial consideration to the fact that, with respect to each Portfolio, no fees are payable to PIMCO from the Portfolios under the Agreement, and that PIMCO has entered into an expense limitation agreement with PMAT, on behalf of each Portfolio, pursuant to which PIMCO waives all fees and/or pays or reimburses all expenses of the Portfolios, except extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolios invest, taxes, governmental fees and dividends and interest on short positions.

Performance Information

The Trustees also considered the performance of each Portfolio as compared to the performance of a composite comprised of separate accounts managed by PIMCO that invest in such Portfolio, along with associated benchmark indices for such separate accounts. The Trustees noted that because the Portfolios are intended to form only a portion of an overall investment strategy and were developed exclusively for use within separately managed accounts, comparisons to the performance of traditional stand-alone funds or accounts managed by PIMCO would produce limited relevant information. The Trustees noted that the Series C Portfolio outperformed the performance of the associated benchmark for the one-, three-, and five-year periods ending December 31, 2024 but underperformed the performance of the associated benchmark for the ten-year period ending December 31, 2024; the Series M Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2024; the Series R outperformed the performance of the associated benchmark for the one- and ten-year periods ending December 31, 2024 but underperformed the performance of the associated benchmark for the three- and five-year periods ending December 31, 2024; the Series TE underperformed the performance of the associated benchmark for the one- and ten-year periods ending December 31, 2024 but outperformed the performance of the associated benchmark for the three- and five-year periods ending December 31, 2024; and the Series LD Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2024. In addition, the Trustees considered matters bearing on the Portfolios and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

Because the Portfolios do not pay fees directly, the Trustees did not place emphasis on the extent to which economies of scale would be realized due to potential growth of assets in the Portfolios or whether fee and expense levels reflect economies of scale for the Portfolios’ shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	93

Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)	(Unaudited)

The Trustees considered the fact that PIMCO and its affiliates may benefit from their relationships with the sponsors of wrap programs for which the Portfolios are an investment option. They noted such benefits include the receipt by PIMCO and its affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment adviser to the Portfolios, the use of service providers with which PIMCO has a relationship where it receives some economic benefit, and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Portfolios’ portfolio transactions on an agency basis.

The Trustees also considered the amounts paid by the sponsors of the wrap programs to PIMCO and/or its affiliates with respect to wrap account assets invested in the Portfolios, as well as the fees “imputed” to PIMCO, for purposes of arriving at an estimate of profitability arising from PIMCO’s and its affiliates’ relationships with the Portfolios. Among other information, the Trustees took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Portfolios and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. The Trustees also requested information from PIMCO regarding the impact of the Managed Services on PIMCO’s profitability with respect to the Portfolios. The Trustees also considered that PIMCO is entitled to earn a reasonable level of profits for the services that it provides to the Portfolios. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

Conclusion

After reviewing these and other factors described herein, including that no fees are payable under the Agreement, the Trustees concluded, with respect to each Portfolio, within the context of their overall conclusions regarding the Agreement, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Portfolios. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Portfolio and its shareholders, and should be approved.

94	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISHFSTMSAR_063025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 5, 2025